            As filed with the Securities and Exchange Commission on May 30, 2000
                                             Registration Nos. 33-26205/811-5712

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---

         Pre-Effective Amendment No. ____
                                                                            ---

         Post-Effective Amendment No.  17                                    X
                                      ----                                  ---
                                              and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               X
    Amendment No.  18                                                       ---
                  ----
                        (Check appropriate box or boxes.)

                           THE ACHIEVEMENT FUNDS TRUST
            --------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
            --------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (610) 676-1000
                                                   ------------------

                                 CT Corporation
                       2 Oliver Street, Boston, MA 02109
                  ---------------------------------------------
                     (Name and Address of Agent for Service)

                                       Copy to:
 Thomas H. Duncan, Esq.                           James R. Foggo, Esq.
 Ballard Spahr Andrews & Ingersoll, LLP           SEI Investments Company
 1225 17th Street, Suite 2300                     Oaks, PA 19456
 Denver, CO 80202

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this
                                                Registration Statement

It is proposed that this filing will become effective (check appropriate box)

           X      immediately upon filing pursuant to paragraph (b)
         ----
                  on (Date) pursuant to paragraph (b)
         ----
                  60 days after filing pursuant to paragraph (a)(i)
         ----
                  on (Date) pursuant to paragraph (a)(i)
         ----

                  75 days after filing pursuant to paragraph (a)(ii)
         ----
                  on (Date) pursuant to paragraph (a)(ii) of Rule 485
         ----


The title of the securities being registered is Institutional Class and Retail Class A shares of the Registrant's Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund and Retail Class B shares of the Registrant's Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund.

                              THE ACHIEVEMENT FUNDS


                                  RETAIL SHARES
                           CLASS A AND CLASS B SHARES


                                   PROSPECTUS


                                  JUNE 1, 2000



                                   EQUITY FUND
                                  BALANCED FUND
                           INTERMEDIATE TERM BOND FUND
                              SHORT TERM BOND FUND
                               MUNICIPAL BOND FUND
                         SHORT TERM MUNICIPAL BOND FUND
                            IDAHO MUNICIPAL BOND FUND


                               INVESTMENT ADVISER
                   FIRST SECURITY INVESTMENT MANAGEMENT, INC.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Achievement Funds Trust (the "Trust") is a mutual fund that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A and Class B Shares of the Portfolios that you should know before investing. Only the Equity, Balanced, Municipal Bond and Idaho Municipal Bond Funds offer Class B Shares. Please read this prospectus and keep it for future reference.


Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS A SHARES
         -  FRONT-END SALES CHARGE
         -  12b-1 FEE
         -  $1,000 MINIMUM INITIAL INVESTMENT

         CLASS B SHARES
         -  CONTINGENT DEFERRED SALES CHARGE
         -  HIGHER 12b-1 FEE
         -  $1,000 MINIMUM INITIAL INVESTMENT
         -  CONVERT AUTOMATICALLY TO CLASS A SHARES AFTER 8 YEARS



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THIS PAGE THERE IS SOME GENERAL INFORMATION ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE PORTFOLIOS. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:



                                                                             PAGE
     EQUITY FUND.............................................................XX
     BALANCED FUND...........................................................XX
     INTERMEDIATE TERM BOND FUND.............................................XX
     SHORT TERM BOND FUND....................................................XX
     MUNICIPAL BOND FUND.....................................................XX
     SHORT TERM MUNICIPAL BOND FUND..........................................XX
     IDAHO MUNICIPAL BOND FUND...............................................XX
     MORE INFORMATION ABOUT RISK.............................................XX
     MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS............................XX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS...........................XX
     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES.....................XX
     DISTRIBUTION OF PORTFOLIO SHARES........................................XX
     DIVIDENDS AND DISTRIBUTIONS.............................................XX
     TAXES...................................................................XX
     FINANCIAL HIGHLIGHTS....................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE ACHIEVEMENT FUNDS...............................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS


Each Portfolio operates as a separate mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Portfolio has its own investment goal and strategies for reaching that goal. The investment manager invests the assets of each Portfolio in a way that it believes will help the Portfolio achieve its goal. Still, investing in a Portfolio involves risk, as there is no guarantee that a Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. IN FACT, NO MATTER HOW GOOD A JOB AN INVESTMENT MANAGER DOES, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A PORTFOLIO, JUST AS YOU COULD WITH OTHER INVESTMENTS. A PORTFOLIO SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.



The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices can change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

EQUITY FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation with
                                            current income as a secondary
                                            consideration in selecting
                                            securities

SHARE PRICE VOLATILITY                      High

PRINCIPAL INVESTMENT STRATEGY               Investing in a diversified portfolio
                                            of U.S. equity securities

INVESTOR PROFILE                            Investors seeking long-term capital
                                            appreciation, who are willing to
                                            accept the risk of share price
                                            volatility

INVESTMENT STRATEGY

The Equity Fund invests primarily in common stocks and other equity securities. The Adviser applies an investment approach that is often referred to as "Growth at a Price," which emphasizes investment in securities of companies that are experiencing growth in earnings and whose securities appear attractively priced based on proprietary valuation methods.


Generally, the Portfolio invests in exchange-traded securities of companies with market capitalizations in excess of $500 million. The Portfolio is diversified as to issuers and industries, and emphasizes investments in companies that have medium and large market capitalizations.


PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. The performance of the Portfolio may differ from the performance of funds that follow a different investment approach. Examples of different investment approaches include indexing, applying a different style-specific strategy (E.G., momentum investing), or investing in different asset classes.


Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response which could result in a decline in the value of the Portfolio's shares. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, during periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.



The Portfolio is subject to the risk that mid and large cap equity securities may underperform other segments of the equity market or the equity markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.


                             ANNUAL TOTAL RETURNS
                              1996         16.14%
                              1997         27.39%
                              1998         18.06%
                              1999         23.45%


                          BEST QUARTER   WORST QUARTER
                             23.04%        -14.32%
                          (12/31/1998)   (09/30/1998)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 5.11%.



THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES AND CLASS B SHARES, WHICH REFLECTS PAYMENT OF MAXIMUM SALES CHARGES, FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE S&P 500 COMPOSITE INDEX.



CLASS A SHARES                                             1 YEAR                  SINCE INCEPTION
----------------------------------------------------------------------------------------------------
EQUITY FUND                                                17.90%                     21.74%*
S&P 500 COMPOSITE INDEX(1)                                 21.04%                     27.74%**

*     Since 3/6/95
**    Since 3/31/95


CLASS B SHARES                                             1 YEAR                  SINCE INCEPTION
----------------------------------------------------------------------------------------------------
EQUITY FUND                                                17.41%                     14.08%*
S&P 500 COMPOSITE INDEX(1)                                 21.04%                     22.34%**

*        Since 5/8/98
**       Since 5/31/98


(1) The S&P 500 Composite Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES


This table describes the fees that you may pay if you purchase or sell Portfolio shares.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES        CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                      4.50%                None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                      None               5.00%


This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.



ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                          CLASS A SHARES        CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                 0.74%               0.74%
Distribution and Service (12b-1) Fees                                    0.25%               1.00%
Other Expenses                                                           0.29%               0.29%
Total Annual Portfolio Operating Expenses                                1.28%               2.03%
----------------------------------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:




         Equity Fund - Class A                                1.15%
         Equity Fund - Class B                                1.90%


For more information about these fees, see "Investment Adviser" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $575                 $838               $1,121               $1,926
CLASS B SHARES                             $706               $1,037               $1,293               $2,169


If you do not sell you shares at the end of the period:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $206                 $637               $1,093               $2,169

BALANCED FUND


PORTFOLIO SUMMARY

INVESTMENT GOAL                        Total return consisting of capital
                                       appreciation and current income
                                       consistent with prudent investment
                                       risk

SHARE PRICE VOLATILITY                 Medium

PRINCIPAL INVESTMENT STRATEGY          Investing in a diversified portfolio of
                                       U.S. equity securities and investment
                                       grade fixed income securities

INVESTOR PROFILE                       Investors seeking total return, who are
                                       willing to accept a moderate level of
                                       share price volatility


INVESTMENT STRATEGY

The Balanced Fund invests in a combination of equity and fixed income securities. The Adviser employs an investment strategy intended to provide long-term capital appreciation with some current income. The Portfolio's fixed income security holdings should make the value of its shares less volatile than those of the Equity Fund, but may produce a lower total return than if the Portfolio were fully invested in equity securities.

Over time, the Portfolio ordinarily will invest approximately 60% of its assets in equity securities, although the percentage of assets invested in such securities may be as low as 25% or as high as 75%. When acquiring equity securities for the Portfolio, the Adviser will focus on exchange-traded securities of companies with market capitalizations in excess of $500 million. The Adviser will apply an investment approach in selecting equity securities that is often referred to as "Growth at a Price," which emphasizes investments in securities of companies experiencing growth in earnings and whose securities appear attractively priced based upon proprietary valuation methods.

Over time, the Portfolio will ordinarily invest approximately 40% of its assets in investment grade fixed income securities, including mortgage-backed securities, although the percentage of assets invested in such securities may be as low as 25% or as high as 75%. In selecting fixed income securities for the Portfolio, the Adviser focuses principally on intermediate maturity obligations having a weighted average maturity between three and ten years. Investment grade fixed income securities are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets allocated to fixed income securities in securities rated in the lowest category of investment grade ratings.

The Portfolio will also invest in money market instruments for asset allocation and cash management purposes. Money market instruments include short term securities issued by the United States, commercial paper and certificates of deposit.

PRINCIPAL RISKS OF INVESTING

The performance of the Portfolio will reflect the Adviser's success in selecting particular equity, fixed income and money market securities, as well as the Adviser's success in allocating Portfolio investments between these asset classes. The performance of the Portfolio's equity investments may differ from the performance of funds that follow a different investment approach. Examples of different investment approaches include indexing and applying a different style-specific strategy (E.G., momentum investing). The Portfolio's fixed income approach, with its emphasis on fixed income securities of intermediate maturity, may experience greater price volatility in response to interest rate changes than Portfolios that own similar securities with shorter maturities.


Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response which could result in a decline in the value of the Portfolio's shares. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.


The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.


There may be economic or industry changes that impact the ability of bond issuers to repay principal and make interest payments on their bonds. Changes in the financial condition or credit ratings of individual issuers may also adversely affect the value of the Portfolio's fixed income securities.



The Portfolio is subject to the risk that intermediate term fixed income and mid and large cap equity securities may underperform other segments of the equity or fixed income market or the equity or fixed income markets as a whole. The Adviser may also not be able to match the performance of the index which is compared to the Portfolio's total return.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.


                                ANNUAL TOTAL RETURNS
                               1996            9.90%
                               1997           19.59%
                               1998           13.27%
                               1999           15.61%
                          BEST QUARTER     WORST QUARTER
                             14.19%           -8.61%
                          (12/31/1998)     (09/30/1998)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 3.89%.




THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES AND CLASS B SHARES, WHICH REFLECTS PAYMENT OF MAXIMUM SALES CHARGES, FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE S&P 500 COMPOSITE INDEX, THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AND A COMPOSITE OF THESE TWO INDICES.



CLASS A SHARES                                                           1 YEAR          SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
BALANCED FUND                                                           10.43%              14.95%*
COMPOSITE INDEX(1)                                                      12.54%              19.10%**
S&P 500 COMPOSITE INDEX(2)                                              21.04%              27.74%**
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(3)                   0.39%               6.51%**

*        Since 3/6/95
**       Since 3/31/95


CLASS B SHARES                                                           1 YEAR          SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
BALANCED FUND                                                            9.80%               8.84%*
COMPOSITE INDEX(1)                                                      12.54%              15.03%**
S&P 500 COMPOSITE INDEX(2)                                              21.04%              22.34%**
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(3)                   0.39%               3.67%**

*        Since 5/8/98
**       Since 5/31/98


(1) Composite Index is comprised of 60% S&P 500 Composite Index and 40% Lehman Intermediate Government/Corporate Bond Index.

(2) The S&P 500 Composite Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Lehman Intermediate Government/Corporate Bond Index is a widely recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of government and corporate fixed-rate debt securities rated investment grade (BBB or higher), with maturities between one and 10 years.

WHAT IS AN INDEX?



An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.


PORTFOLIO FEES AND EXPENSES

This table describes the fees that you may pay if you purchase or sell Portfolio shares.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS A SHARES           CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                      4.50%                      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                None                      5.00%


This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.



ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                        CLASS A SHARES           CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                             0.74%                      0.74%
Distribution and Service (12b-1) Fees                                0.25%                      1.00%
Other Expenses                                                       0.31%                      0.31%
                                                                     ----                       ----
Total Annual Portfolio Operating Expenses                            1.30%                      2.05%
-------------------------------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:




         Balanced Fund - Class A                              1.15%
         Balanced Fund - Class B                              1.90%


For more information about these fees, see "Investment Adviser" and "Distribution of Portfolio Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

If you sell your shares at the end of the period:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                              $576                $884                $1,131               $1,947
CLASS B SHARES                              $708              $1,043                $1,303               $2,190


If you do not sell your shares at the end of the period:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                              $208                $643                $1,103               $2,190

INTERMEDIATE TERM BOND FUND


PORTFOLIO SUMMARY


INVESTMENT GOAL                         Current income consistent with prudent
                                        investment risk and liquidity

SHARE PRICE VOLATILITY                  Medium

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of investment
                                        grade fixed income securities, while
                                        maintaining a dollar-weighted average
                                        maturity of between three and ten years

INVESTOR PROFILE                        Investors seeking current income, who
                                        are willing to accept the risks of
                                        investing in fixed income securities

INVESTMENT STRATEGY


The Intermediate Term Bond Fund invests primarily in investment grade fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers. The Portfolio may invest up to 40% of its assets in a combination of U.S. dollar denominated bonds of foreign issuers, mortgage-backed securities, asset-backed securities and floating or variable rate corporate debt instruments. The Portfolio maintains a dollar-weighted average maturity between three and ten years; however, there is no limit on the maximum maturity for a particular investment.


Investment grade fixed income securities are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in fixed income securities rated in the lowest category of investment grade securities.

The Adviser's strategy for the Portfolio is intended to provide relatively stable current income, a competitive current yield and reasonable principal volatility. The fixed income securities held by the Portfolio may also have the potential for moderate price appreciation.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach, with its emphasis on fixed income securities of intermediate maturity, may experience greater price volatility than funds that invest in similar quality securities with shorter maturities.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.


The Portfolio is subject to the risk that intermediate-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.


                                     ANNUAL TOTAL RETURNS
                                   1996               2.27%
                                   1997               7.28%
                                   1998               7.96%
                                   1999              -1.94%

                               BEST QUARTER       WORST QUARTER
                                  4.60%              -1.69%
                               (09/30/1998)        (03/31/1996)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 1.63%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, WHICH REFLECTS PAYMENT OF MAXIMUM SALES CHARGES, FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.



CLASS A SHARES                                                            1 YEAR        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
INTERMEDIATE TERM BOND FUND                                             -5.36%             4.71%*
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(1)                   0.39%             6.51%**


*    Since 3/6/95
**   Since 3/31/95



(1) The Lehman Intermediate Government/Corporate Bond Index is a widely recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of government and corporate fixed-rate debt securities rated investment grade (BBB or higher), with maturities between one and 10 years.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees that you may pay if you purchase or sell Portfolio shares.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                CLASS A SHARES
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                       3.50%


This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.


ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                               CLASS A SHARES
---------------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.60%
Distribution and Service (12b-1) Fees                                     0.25%
Other Expenses                                                            0.33%
                                                                          -----
Total Annual Portfolio Operating Expenses                                 1.18%
---------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 1.00%.


For more information about these fees, see "Investment Adviser" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:



                          1 YEAR      3 YEARS     5 YEARS     10 YEARS
CLASS A SHARES            $466        $712        $976        $1,732

SHORT TERM BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                            Current income with preservation of
                                           principal and liquidity

SHARE PRICE VOLATILITY                     Low

PRINCIPAL INVESTMENT STRATEGY              Investing in a portfolio of high
                                           quality fixed income securities,
                                           while maintaining a dollar-weighted
                                           average maturity of less than two
                                           years

INVESTOR PROFILE                           Investors seeking to preserve
                                           principal and earn current income

INVESTMENT STRATEGY


The Short Term Bond Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers. The Portfolio may invest up to 30% of its assets in a combination of U.S. dollar denominated bonds of foreign issuers, mortgage-backed securities, asset-backed securities, and floating or variable rate corporate debt instruments. The Portfolio maintains a dollar-weighted average maturity of less than two years and individual Portfolio investments will have a maximum maturity of five years.


The Portfolio invests only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

PRINCIPAL RISKS OF INVESTING


The Portfolio's investment approach, with its emphasis on short term, high quality fixed income securities, is expected to preserve principal and produce current income. The Portfolio's investments should experience less price volatility in response to interest rate changes than funds that invest in similar securities with longer maturities, but will have less potential for greater income or price appreciation.


The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.


The Portfolio is subject to the risk that short term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.


                                      ANNUAL TOTAL RETURNS
                                 1996                     4.36%
                                 1997                     5.55%
                                 1998                     5.47%
                                 1999                     3.18%


                              BEST QUARTER            WORST QUARTER
                                 2.13%                    0.58%
                              (09/30/1998)            (06/30/1999)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 1.11%.



THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES, WHICH REFLECTS PAYMENT OF MAXIMUM SALES CHARGES, FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE SALOMON 1 YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX AND TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT
SPONSORED/CORPORATE INDEX.



CLASS A SHARES                                                                     1 YEAR      SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND                                                               1.66%            4.79%*
SALOMON 1 YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX (1)                             4.04%            5.72%**
SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED INDEX/CORPORATE INDEX(2)            3.29%            6.18%**


*    Since 3/6/95
**   Since 3/31/95


1 The Salomon 1 Year Treasury Benchmark-on-the-Run Index is an unmanaged index generally representative of the average yield of one-year treasury bills.
2 The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate securities with maturities greater than 1 year and less than 3 years.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees that you may pay if you purchase or sell Portfolio shares.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                         CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                                1.50%



This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.



ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                                       CLASS A SHARES
----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                             0.60%
Distribution and Service (12b-1) Fees                                                0.25%
Other Expenses                                                                       0.47%
Total Annual Portfolio Operating Expenses                                            1.32%
----------------------------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 1.00%.


For more information about these fees, see "Investment Adviser" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:



                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
CLASS A SHARES                 $282             $562          $863          $1,716

MUNICIPAL BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                   As high a level of current income exempt
                                  from Federal income taxes as is consistent with preservation of capital

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Investing in a diversified portfolio of
                                  investment grade municipal obligations

INVESTOR PROFILE                  Investors seeking tax-exempt current income,
                                  who are willing to accept moderate share price volatility

INVESTMENT STRATEGY


The Municipal Bond Fund invests primarily in municipal securities issued by U.S. states, territories, possessions and political subdivisions, the interest from which is exempt from Federal income taxes. The Portfolio will not invest more than 20% of its assets in securities which pay interest subject to the alternative minimum tax.


The Portfolio invests only in municipal securities that are investment grade. Investment grade municipal bonds are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in municipal bonds rated in the lowest category of investment grade ratings. The Portfolio will not invest more than 15% of its assets in obligations of issuers located in any single state, territory or possession. The Adviser's approach in selecting municipal securities for the Portfolio is to obtain as high a level of income as is consistent with moderate share price volatility. There is no restriction on the Portfolio's average weighted maturity or on the maturity of any single security held by the Portfolio.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach is expected to provide current tax-exempt income with moderate price volatility. The Portfolio is not expected to perform as well as a taxable bond portfolio, but return to shareholders may be as good or better on an after-tax basis.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is subject to the risk that its emphasis on current income and moderate price volatility may cause it to underperform other fixed income funds that pursue other objectives or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THE PERFORMANCE OF CLASS A AND CLASS B SHARES WILL DIFFER DUE TO DIFFERENCES IN EXPENSES.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S CLASS A SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTD, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.


                                     ANNUAL TOTAL RETURNS
                                 1997                     8.74%
                                 1998                     5.58%
                                 1999                    -4.25%

                           BEST QUARTER               WORST QUARTER
                               3.47%                      -2.25%
                           (06/30/1997)                (12/31/1999)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 2.78%.



THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES AND CLASS B SHARES, WHICH REFLECTS PAYMENT OF MAXIMUM SALES CHARGES, FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX.



CLASS A SHARES                                                         1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                                   -8.11%              2.18%*
LEHMAN MUNICIPAL BOND INDEX(1)                                        -2.07%              4.16%**

*        Since 11/4/96
**       Since 11/30/96


CLASS B SHARES                                                         1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                                   -9.46%             -2.94%*
LEHMAN MUNICIPAL BOND INDEX(1)                                        -2.07%              1.23%**

*    Since 5/8/98
**   Since 5/31/98


1 The Lehman Municipal Bond Index is a widely recognized, broad based total return index comprised of investment grade, fixed rate municipal bonds with maturities of at least one year. The bonds are selected from issues larger than $50 million since January 1984.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees that you may pay if you purchase or sell Portfolio shares.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          CLASS A SHARES         CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                  4.00%                   None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                 None                   5.00%


This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.



ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                         CLASS A SHARES         CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                               0.60%                  0.60%
Distribution and Service (12b-1) Fees                                  0.25%                  1.00%
Other Expenses                                                         0.33%                  0.33%
                                                                       ----                   ----
Total Annual Portfolio Operating Expenses                              1.18%                  1.93%
--------------------------------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:






         Municipal Bond Fund - Class A                        1.00%
         Municipal Bond Fund - Class B                        1.65%


For more information about these fees, see "Investment Adviser" and "Distribution of Portfolio Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:



If you sell your shares at the end of the period:



                              1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                 $515                 $760               $1,023               $1,775
CLASS B SHARES                 $696               $1,006               $1,242               $2,062


If you do not sell your shares at the end of the period:



                              1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                 $196                 $606               $1,042               $2,062

SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                     As high a level of current income exempt
                                    from Federal income taxes as is consistent with preservation of capital

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Investing in a portfolio of investment grade
                                    municipal obligations with a dollar weighted average maturity of less than three years

INVESTOR PROFILE                    Investors seeking tax-exempt current income
                                    with limited share price volatility

INVESTMENT STRATEGY


The Short Term Municipal Bond Fund invests primarily in municipal securities issued by U.S. States, territories and possessions and their political subdivisions the interest from which is exempt from Federal income taxes. The Portfolio will not invest in securities which pay interest subject to the alternative minimum tax. The Portfolio maintains an average maturity of less than three years and individual Portfolio investments will have a maximum maturity of seven years.



The Portfolio invests only in municipal securities that are investment grade. Investment grade municipal bonds are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in municipal bonds rated in the lowest category of investment grade securities.



PRINCIPAL RISKS OF INVESTING



The Portfolio's investment approach, with its emphasis on short-term municipal obligations, is expected to provide current tax-exempt income with less price volatility in response to interest rate changes than funds that invest in similar securities with longer maturities. The Portfolio is not expected to perform as well as a taxable short-term bond portfolio, but return to shareholders may be as good or better on an after-tax basis.


The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.





The Portfolio is subject to the risk that its market segment, short term municipal securities may underperform other fixed income market segments or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return below.



As of February 5, 1999 the Portfolio was closed to new shareholders. It was liquidated April 30, 1999.

IDAHO MUNICIPAL BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           High current income exempt from
                                          Federal and Idaho income taxes

SHARE PRICE VOLATILITY                    Moderate

PRINCIPAL INVESTMENT STRATEGY             Investing in a focused portfolio of
                                          investment grade municipal bonds

INVESTOR PROFILE                          Investors seeking tax-exempt current
                                          income, who are willing to accept some
                                          degree of share price volatility


INVESTMENT STRATEGY



The Idaho Municipal Bond Fund invests primarily in municipal securities issued by the State of Idaho and its cities, counties and political subdivisions, the interest from which is exempt from Federal and Idaho income taxes. The Portfolio may also invest in the municipal bonds of other U.S. states, territories and possessions and their political subdivisions. The Portfolio will not invest more than 20% of its assets in securities which pay interest subject to the alternative minimum tax.



The Portfolio invests only in municipal bonds that are investment grade. Investment grade municipal bonds are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in municipal bonds rated in the lowest category of investment grade ratings. There is no restriction on the Portfolio's average weighted maturity or on the maturity of any single security held by the Portfolio.



PRINCIPAL RISKS OF INVESTING



The Portfolio's investment approach, with its emphasis on municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Portfolio is not expected to perform as well as a taxable bond portfolio, but return to shareholders may be as good or better on an after-tax basis.



The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.



The Portfolio's concentration of investments in securities of issuers located in a single state subjects the Portfolio to economic and government policies of that state. In addition, the Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.



The Portfolio is subject to the risk that its market segment, Idaho municipal securities, may underperform the municipal securities of issuers in other states or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.



PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.



THE PERFORMANCE OF CLASS A AND CLASS B SHARES WILL DIFFER DUE TO DIFFERENCES IN EXPENSES FROM YEAR TO YEAR.



THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S CLASS A SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.



                                     ANNUAL TOTAL RETURNS
                                 1996                  1.79%
                                 1997                  7.93%
                                 1998                  5.16%
                                 1999                 -3.62%
                              BEST QUARTER          WORST QUARTER
                                  3.44%               -2.14%
                              (06/30/1997)          (06/30/1999)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 3.15%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES AND CLASS B SHARES, WHICH REFLECTS PAYMENT OF MAXIMUM SALES CHARGES, FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX, TO THOSE OF THE LEHMAN 5 YEAR MUNICIPAL BOND INDEX AND TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX.



CLASS A SHARES                                                          1 YEAR           SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
IDAHO MUNICIPAL BOND FUND                                              -7.47%              3.49%*
LEHMAN 10 YEAR MUNICIPAL BOND INDEX(1)                                 -1.24%              6.01%**
LEHMAN 5 YEAR MUNICIPAL BOND INDEX(2)                                   0.74%              5.14%**
LEHMAN MUNICIPAL BOND INDEX(3)                                         -2.07%              5.91%**


*        Since 3/6/95
**       Since 3/31/95



CLASS B SHARES                                                          1 YEAR           SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
IDAHO MUNICIPAL BOND FUND                                              -8.86%             -2.42%*
LEHMAN 10 YEAR MUNICIPAL BOND INDEX(1)                                 -1.24%              2.00%**
LEHMAN 5 YEAR MUNICIPAL BOND INDEX(2)                                   0.74%              2.88%**
LEHMAN MUNICIPAL BOND INDEX(3)                                         -2.07%              2.12%**


*        Since 5/8/98
**       Since 5/31/98




(1) The Lehman 10 Year Municipal Bond Index is a widely-recognized broad based total return index of long-term intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and pre-funded bonds with maturities between 9 and 12 years and are selected from issues larger than $50 million since January 1984.

(2) The Lehman 5 Year Municipal Bond Index is a widely-recognized index of intermediate-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and pre-funded bonds with maturities between 4 and 6 years.

(3) The Lehman Municipal Bond Index is a widely recognized, broad based total return index comprised of investment grade fixed rate municipal bonds with maturities of at least one year. The bonds are selected from issues larger than $50 million since January 1984.



WHAT IS AN INDEX?



An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.



PORTFOLIO FEES AND EXPENSES



This table describes the fees that you may pay if you purchase or sell Portfolio shares.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        CLASS A SHARES        CLASS B SHARES
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                4.00%                   None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                               None                   5.00%

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.



ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                CLASS A SHARES                 CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                       0.60%                          0.60%
Distribution and Service (12b-1) Fees                          0.25%                          1.00%
Other Expenses                                                 0.45%                          0.45%
                                                               ----                           ----
Total Annual Portfolio Operating Expenses                      1.30%                          2.05%
-----------------------------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses are as follows:



Idaho Municipal Bond Fund - Class A                              1.00%
Idaho Municipal Bond Fund - Class B                              1.65%


For more information about these fees, see "Investment Adviser" and "Distribution of Portfolio Shares."



EXAMPLE



This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:



If you sell your shares at the end of the period:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $527                 $796               $1,084               $1,905
CLASS B SHARES                             $708               $1,043               $1,303               $2,190


If you do not sell your shares at the end of the period:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $208                 $643               $1,103               $2,190

MORE INFORMATION ABOUT RISK

EQUITY RISK - Investments in equity securities and equity            Equity Fund
derivatives in general are subject to market risks that may cause    Balanced Fund
their prices to fluctuate over time.  The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a Portfolio's net asset value to
fluctuate.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK - The market value of fixed income investments     Balanced Fund
changes in response to interest rate changes and other factors.      Intermediate Term Bond Fund
During periods of falling interest rates, the values of              Short Term Bond Fund
outstanding fixed income securities generally rise and during        Municipal Bond Fund
periods of rising interest rates, the value of those securities      Short Term Municipal Bond Fund
falls.  While securities with longer maturities tend to produce      Idaho Municipal Bond Fund
higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


         CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.


         CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.


         EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Portfolio's multiple holdings.


                                 Page 30 of 48

MUNICIPAL ISSUER RISK - There may be economic or political changes   Municipal Bond Fund
that impact the ability of municipal issuers to repay principal      Short Term Municipal Bond Fund
and to make interest payments on municipal securities.  Changes to   Idaho Municipal Bond Fund
the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities.  Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.  Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, for the Idaho Municipal Bond Fund, concentration of investments in issuers located in a single state makes the Portfolio more susceptible to adverse political or economic developments affecting that state.


MORTGAGE-BACKED SECURITIES -Mortgage-backed securities are fixed     Balanced Fund
income securities representing an interest in a pool of underlying   Intermediate Term Bond Fund
mortgage loans.  They are sensitive to changes in interest rates,    Short Term Bond Fund
but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to
discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price.  When interest rates fall, however,
mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the
volatility risk of that portfolio.


U.S. GOVERNMENT SECURITIES RISK - Although a Portfolio's U.S.        Balanced Fund
government securities are considered to be among the safest          Intermediate Term Bond Fund
investments, they are not guaranteed against price movements due     Short Term Bond Fund
to changing interest rates. Obligations issued or guaranteed by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


                                 Page 31 of 48

ASSET-BACKED SECURITIES RISK - Asset-backed securities are fixed     Intermediate Term Bond Fund
income securities representing an interest in a pool of              Short Term Bond Fund
shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables.  The payments from the loans are passed through to the security
holder.  The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In
addition, the short-term nature of the loans reduces the impact of any change in prepayment level.  However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life.  Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security.  However, it is possible to determine what the range of that movement could be and to
calculate the effect that it will have on the price of the
security.

MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS



In addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.



The investments and strategies described in this prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Portfolio's objectives. Of course, the Trust cannot guarantee that any Portfolio will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


First Security Investment Management, Inc. serves as the Adviser to the Portfolios. As of January 31, 2000, the Adviser had approximately $7.3 billion in assets under management. For the fiscal year ended January 31, 2000, First Security Investment Management, Inc. received advisory fees, expressed as a percentage of assets under management, of:



     EQUITY FUND                                   0.61%
     BALANCED FUND                                 0.59%
     INTERMEDIATE TERM BOND FUND                   0.42%
     SHORT TERM BOND FUND                          0.28%
     MUNICIPAL BOND FUND                           0.42%
     SHORT TERM MUNICIPAL BOND FUND                N/A
     IDAHO MUNICIPAL BOND FUND                     0.36%

The Adviser may use its affiliates as brokers for Portfolio transactions.

PORTFOLIO MANAGERS


EQUITY FUND AND BALANCED FUND - Sterling K. Jenson, CFA, is President of the Adviser and has been responsible for the Equity Fund since its inception in December of 1994 and he assumed responsibility for the Balanced Fund in January 2000. Before joining the Adviser in 1990 as a Vice President and Senior Portfolio Manager, Mr. Jenson held investment positions with First Interstate Bank of Nevada, Moore Trust Company, and Smoot, Miller, Cheney & Co. His combined experience in the investment business spans nearly 25 years. He was designated a Chartered Financial Analyst (CFA) and Chartered Investment Counselor (CIC) in 1984 and earned a Bachelor of Science, Economics in 1975 and a Master of Business Administration (MBA) in 1977, both from Brigham Young University.





INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND - Mark L. Anderson brings 15 years of financial experience to his management of the Intermediate Term Bond Fund and Short

Term Bond Fund. Currently a Senior Vice President, Mr. Anderson has been responsible for the portfolios since their inception in 1995. Since joining the Adviser in 1985, Mr. Anderson has managed bond, balanced, equity and money market accounts and held positions of increasing responsibility and leadership. Mr. Anderson attended Brigham Young University earning a Bachelor of Science in Finance in 1981 and a Master of Public Administration in 1984.



MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND - John B. Tousley, CFA, is Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Idaho Municipal Bond Fund since 1997, the Municipal Bond Fund and the Short Term Municipal Bond Fund since 1999. With nine years experience in the financial industry, Mr. Tousley has held investment-related positions at Dean Witter and West One Trust. Mr. Tousley earned a Bachelor of Arts in Economics in 1991 from Brigham Young University and became a Chartered Financial Analyst (CFA) in 1998.


PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A and Class B Shares of the Portfolios.


The classes have different expenses and other characteristics.

     CLASS A SHARES
     -    front-end sales charge
     -    12b-1 fee
     -    $1,000 minimum initial investment


     CLASS B SHARES
     -    contingent deferred sales charge
     -    higher 12b-1 fee
     -    $1,000 minimum initial investment
     -    convert automatically to class a shares after 8 years

For some investors the minimum initial investment for Class A and Class B Shares may be lower.


The amount of purchase and the length of time the investor expects to hold the shares will be factors in determining the best class of shares to be purchased. Investors should consider, over the time they expect to maintain their investment, whether the accumulated distribution and service fees and contingent deferred sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent such differential would be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial if the investor qualifies for reduced sales charges as described below.

HOW TO PURCHASE PORTFOLIO SHARES

You may purchase shares directly by:
-        Mail
-        Telephone
-        Wire, or
-        Direct Deposit


To purchase shares directly from us, complete and send in an application. If you need an application or have questions, please refer to our website at www.achievementfunds.com or call 1-800-472-0577. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Achievement Funds" and include the name of the appropriate Portfolio(s) on the check. A Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.



You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution.


GENERAL INFORMATION

A Portfolio may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange
(NYSE) (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Portfolio must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV


NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.


In calculating NAV, a Portfolio generally values its investment portfolio at market price. If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares or Class B Shares for the first time, you must invest at least $1,000 in any Portfolio.

Your subsequent investments in any Portfolio must be made in amounts of at least $100.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with certain banks, you may purchase Class A or Class B Shares automatically through regular deductions from your account in amounts of at least $100.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

EQUITY FUND AND BALANCED FUND


---------------------------------------------------------------------------------------------------------------
                                             SALES CHARGE AS A PERCENTAGE OF   SALES CHARGE AS A PERCENTAGE OF
                                                    OFFERING PRICE                       NET AMOUNT
---------------------------------------------------------------------------------------------------------------
AMOUNT OF PURCHASE INVESTED
LESS THAN $25,000                                          4.50%                              4.71%
$25,000 BUT LESS THAN $50,000                              4.00%                              4.17%
$50,000 BUT LESS THAN $100,000                             3.50%                              3.63%
$100,000 BUT LESS THAN $250,000                            3.00%                              3.09%
$250,000 BUT LESS THAN $500,000                            2.50%                              2.56%
$500,000 BUT LESS THAN $1,000,000                          2.00%                              2.04%
$1,000,000 AND OVER (1)                                   ---                                ---


INTERMEDIATE TERM BOND FUND

---------------------------------------------------------------------------------------------------------------
                                             SALES CHARGE AS A PERCENTAGE OF   SALES CHARGE AS A PERCENTAGE OF
                                                     OFFERING PRICE                       NET AMOUNT
---------------------------------------------------------------------------------------------------------------
AMOUNT OF PURCHASE INVESTED
LESS THAN $50,000                                          3.50%                              3.63%
$50,000 BUT LESS THAN $100,000                             3.00%                              3.09%
$100,000 BUT LESS THAN $250,000                            2.50%                              2.56%
$250,000 BUT LESS THAN $500,000                            2.00%                              2.04%
$500,000 BUT LESS THAN $1,000,000                          1.50%                              1.52%
$1,000,000 AND OVER (1)                                  ---                                ---


SHORT TERM BOND FUND AND SHORT TERM MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------
                                              SALES CHARGE AS A PERCENTAGE OF  SALES CHARGE AS A PERCENTAGE OF NET
AMOUNT OF PURCHASE INVESTED                           OFFERING PRICE                          AMOUNT
------------------------------------------------------------------------------------------------------------------
LESS THAN $100,000                                          1.50%                              1.52%
$100,000 BUT LESS THAN $250,000                             1.00%                              1.01%
$250,000 BUT LESS THAN $500,000                             0.75%                              0.76%
$500,000 BUT LESS THAN $1,000,000                           0.50%                              0.50%
$1,000,000 AND OVER (1)                                   ---                                ---

MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------
                                              SALES CHARGE AS A PERCENTAGE OF     SALES CHARGE AS A PERCENTAGE OF
AMOUNT OF PURCHASE INVESTED                            OFFERING PRICE                       NET AMOUNT
------------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                                           4.00%                               4.17%
$50,000 BUT LESS THAN $100,000                              3.50%                               3.63%
$100,000 BUT LESS THAN $250,000                             3.00%                               3.09%
$250,000 BUT LESS THAN $500,000                             2.50%                               2.56%
$500,000 BUT LESS THAN $1,000,000                           2.00%                               2.04%
$1,000,000 AND OVER (1)                                   ---                                 ---

(1) Although no sales charge is paid by a Customer investing amounts over $1,000,000, a brokerage commission may be paid in connection with such transactions.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES


The front-end sales charge will be waived on Class A Shares purchased:
-    through reinvestment of dividends and distributions;
- through certain programs offered by bank affiliates of First Security Corporation;
- by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);
- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
- by employees, and members of their immediate family, of First Security Corporation and its affiliates;
-    by employees and retirees of the Administrator or Distributor;
-    by Trustees and officers of the Trust;
- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with First Security Corporation acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.


REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Portfolio at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Portfolio must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE PORTFOLIO WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for your account. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Portfolio with your account number(s). The Portfolio may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within 6 years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Portfolio receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Portfolio for Class B Shares of another Portfolio.


                                    CONTINGENT DEFERRED SALES CHARGE
YEAR SINCE PURCHASE MADE            AS A PERCENTAGE OF DOLLAR AMOUNT
----------------------------------------------------------------------
First                                              5%
Second                                             4%
Third                                              4%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and following                             None

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:
-    to make certain withdrawals from a retirement plan (not including IRAs); or
-    because of death or disability.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR PORTFOLIO SHARES


Holders of Class A and Class B Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-472-0577. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.



If you own your shares directly, you may sell your shares on any Business Day by contacting a Portfolio directly by mail or telephone at 1-800-472-0577.


If you would like to sell $5,000 or more of your shares, please notify the Portfolio in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Portfolio receives your request less, in the case of Class B Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $15 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may exchange shares through your financial institution by mail or telephone.

When you exchange shares, you are really selling your shares and buying other Portfolio shares which may produce a gain or loss for tax purposes. Your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Portfolio with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS B SHARES

You may exchange Class B Shares of any Portfolio for Class B Shares of any other Portfolio without incurring a contingent deferred sales charge. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least 6 years from your initial purchase.

TELEPHONE TRANSACTIONS


Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF PORTFOLIO SHARES

Each Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees, as a percentage of average daily net assets are as follows:


FOR CLASS A SHARES
Equity Fund                                             0.25%
Balanced Fund                                           0.25%
Intermediate Term Bond Fund                             0.25%
Short Term Bond Fund                                    0.25%
Municipal Bond Fund                                     0.25%
Short Term Municipal Bond Fund                          0.25%
Idaho Municipal Bond Fund                               0.25%

FOR CLASS B SHARES

Equity Fund                                             1.00%
Balanced Fund                                           1.00%
Municipal Bond Fund*                                    0.90%
Idaho Municipal Bond Fund*                              0.90%

* The Distributor has voluntarily agreed to waive a portion of the distribution fee payable to it from this Portfolio. Absent this waiver, the distribution and servicing fee would be 1.00%. The Distributor may terminate its waiver at any time.


The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.



DIVIDENDS AND DISTRIBUTIONS


Each Portfolio distributes its income as follows:


Equity Fund                                 Declared and paid quarterly
Balanced Fund                               Declared and paid monthly
Intermediate Term Bond Fund                 Declared daily and paid monthly
Short Term Bond Fund                        Declared daily and paid monthly
Municipal Bond Fund                         Declared daily and paid monthly
Short Term Municipal Bond Fund              Declared daily and paid monthly
Idaho Municipal Bond Fund                   Declared daily and paid monthly


Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on the last day of the month or quarter, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Trust receives your written notice. To cancel your election, simply send the Trust written notice.

TAXES



PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.


Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF SHARES IS A TAXABLE EVENT.


The Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund intend to distribute Federally tax-exempt income. The Idaho Municipal Bond Fund also intends to distribute state tax-exempt income. Each Portfolio may invest a portion of its assets in securities that generate taxable income for Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by these Portfolios are taxable.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A and Class B Shares of each Portfolio. This information is intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche, LLP, independent accountants. Their report, along with each Portfolio's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by accessing our website at www.achievementfunds.com or by calling 1-800-472-0577.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR


                                  NET
                                 ASSET                    DISTRIBUTIONS   DISTRIBUTIONS   REALIZED AND        NET
                                VALUE,         NET          FROM NET          FROM         UNREALIZED     ASSET VALUE,
                               BEGINNING    INVESTMENT     INVESTMENT        CAPITAL     GAINS (LOSSES)       END           TOTAL
                               OF PERIOD      INCOME         INCOME           GAINS      ON INVESTMENTS    OF PERIOD       RETURN+
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
Retail Class A:
For the years ended
January 31, 2000***             $18.01        (0.05)         --              (1.51)          1.81            $18.26         9.73%
January 31, 1999                $15.34        0.02           (0.03)          (0.72)          3.40            $18.01         23.64%
January 31, 1998                $14.04        0.06           (0.06)          (1.68)          2.98            $15.34         21.78%
January 31, 1997                $12.65        0.08           (0.08)          (0.94)          2.33            $14.04         19.72%
For the period ended
January 31, 1996(1)**           $10.52        0.14           (0.15)          (0.72)          2.86            $12.65         32.34%*

Retail Class B:
For the period ended
January 31, 2000***             $17.93        (0.18)         --              (1.51)          1.77            $18.01         8.82%
January 31, 1999(2)**           $17.26        (0.07)         (0.01)          (0.72)          1.47            $17.93         10.97%

BALANCED FUND
Retail Class A:
For the years ended
January 31, 2000***             $13.97        0.22           (0.22)          (0.74)          0.61            $13.84         5.91%
January 31, 1999                $13.08        0.25           (0.26)          (0.86)          1.76            $13.97         16.50%
January 31, 1998                $12.00        0.28           (0.27)          (0.64)          1.71            $13.08         16.92%
January 31, 1997                $11.78        0.31           (0.32)          (0.78)          1.01            $12.00         11.81%
For the period ended
January 31, 1996(1)**           $10.34        0.32           (0.31)          (0.42)          1.85            $11.78         23.88%*

Retail Class B:
For the period ended
January 31, 2000***             $13.95        0.12           (0.12)          (0.74)          0.60            $13.81         5.07%
January 31, 1999(2)**           $14.09        0.11           (0.12)          (0.87)          0.74            $13.95         7.99%*

INTERMEDIATE TERM BOND FUND
Retail Class A:
For the years ended
January 31, 2000***             $10.79        0.56           (0.57)          --              (0.85)          $9.93          (2.78)%
January 31, 1999                $10.66        0.58           (0.59)          --              0.14            $10.79         6.91%
January 31, 1998                $10.40        0.60           (0.60)          --              0.26            $10.66         8.60%
January 31, 1997                $10.82        0.60           (0.60)          --              (0.42)          $10.40         1.80%
For the period ended
January 31, 1996(1)**           $10.16        0.56           (0.55)          --              0.65            $10.82         13.49%*

                                                                RATIO                           RATIO OF
                                                              OF EXPENSES                      NET INCOME
                                   NET           RATIO        TO AVERAGE        RATIO OF       TO AVERAGE
                               ASSETS, END    OF EXPENSES     NET ASSETS       NET INCOME      NET ASSETS      PORTFOLIO
                                OF PERIOD     TO AVERAGE      (EXCLUDING       TO AVERAGE      (EXCLUDING      TURNOVER
                                  (000)       NET ASSETS       WAIVERS)        NET ASSETS       WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
Retail Class A:
For the years ended
January 31, 2000***               $12,959        1.15%         1.28%             (0.25)%         (0.38)%         40.22%
January 31, 1999                  $12,064        1.15%         1.31%             0.12%           (0.04)%         74.99%
January 31, 1998                  $9,756         1.15%         1.28%             0.33%           0.20%           36.68%
January 31, 1997                  $4,099         1.15%         1.31%             0.52%           0.36%           97.14%
For the period ended
January 31, 1996(1)**             $1,769         1.15%         1.37%             0.99%           0.77%           103.85%

Retail Class B:
For the period ended
January 31, 2000***               $2,958         1.90%         2.03%             (1.00)%         (1.13)%         40.22%
January 31, 1999(2)**             $2,185         1.90%         2.10%             (0.85)%         (1.05)%         74.99%

BALANCED FUND
Retail Class A:
For the years ended
January 31, 2000***               $4,047         1.15%         1.30%             1.59%           1.44%           33.27%
January 31, 1999                  $4,339         1.15%         1.30%             1.90%           1.75%           54.88%
January 31, 1998                  $3,869         1.15%         1.27%             2.23%           2.11%           30.91%
January 31, 1997                  $2,875         1.15%         1.32%             2.64%           2.47%           68.11%
For the period ended
January 31, 1996(1)**             $1,664         1.15%         1.38%             3.06%           2.83%           59.74%

Retail Class B:
For the period ended
January 31, 2000***               $2,049         1.90%         2.05%             0.84%           0.69%           33.27%
January 31, 1999(2)**             $1,481         1.90%         2.07%             1.00%           0.83%           54.88%

INTERMEDIATE TERM BOND FUND
Retail Class A:
For the years ended
January 31, 2000***               $1,198         1.00%         1.18%             5.49%           5.31%           21.46%
January 31, 1999                  $1,743         1.00%         1.15%             5.48%           5.34%           28.03%
January 31, 1998                  $2,776         1.00%         1.11%             5.75%           5.64%           20.91%
January 31, 1997                  $2,730         1.00%         1.18%             5.76%           5.58%           21.23%
For the period ended
January 31, 1996(1)**             $963           1.00%         1.26%             5.74%           5.48%           85.16%

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR


                                  NET
                                 ASSET                    DISTRIBUTIONS   DISTRIBUTIONS   REALIZED AND          NET
                                VALUE,         NET          FROM NET          FROM         UNREALIZED       ASSET VALUE,
                               BEGINNING    INVESTMENT     INVESTMENT        CAPITAL     GAINS (LOSSES)         END         TOTAL
                               OF PERIOD      INCOME         INCOME           GAINS      ON INVESTMENTS      OF PERIOD     RETURN+
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Retail Class A:
For the years ended
January 31, 2000***               $10.00        0.51           (0.51)          --               (0.23)           $9.77       2.87%
January 31, 1999                  $10.04        0.52           (0.52)          --               (0.04)           $10.00      4.94%
January 31, 1998                  $10.00        0.55           (0.55)          --               0.04             $10.04      6.04%
January 31, 1997                  $10.18        0.57           (0.58)          --               (0.17)           $10.00      4.04%
For the period ended
January 31, 1996(1)**             $10.03        0.53           (0.52)          --               0.14             $10.18      7.55%*

MUNICIPAL BOND FUND
Retail Class A:
For the years ended
January 31, 2000***               $10.29        0.46           (0.47)          (0.02)          (1.06)            $9.20       (6.10)%
January 31, 1999                  $10.38        0.47           (0.47)          (0.18)          0.09              $10.29      5.48%
January 31, 1998                  $10.01        0.46           (0.46)          (0.12)          0.49              $10.38      9.78%
For the period ended
January 31, 1997(3)**             $10.01        0.15           (0.15)          --              --                $10.01      1.48%*

Retail Class B:
For the period ended
January 31, 2000***               $10.30        0.40           (0.40)          (0.02)          (1.08)            $9.20       (6.81)%
January 31, 1999(2)**             $10.27        0.30           (0.30)          (0.18)          0.21              $10.30      4.87%*

IDAHO MUNICIPAL BOND FUND
Retail Class A:
For the years ended
January 31, 2000***               $10.93        0.44           (0.45)          (0.08)          (0.99)            $9.85       (5.24)%
January 31, 1999                  $10.85        0.45           (0.45)          (0.05)          0.13              $10.93      5.43%
January 31, 1998                  $10.44        0.45           (0.45)          (0.04)          0.45              $10.85      8.84%
January 31, 1997                  $10.83        0.44           (0.44)          (0.06)          (0.33)            $10.44      1.05%
For the period ended
January 31, 1996(1)**             $10.21        0.41           (0.40)          (0.12)          0.73              $10.83      12.60%*

                                                                  RATIO                          RATIO OF
                                                               OF EXPENSES                      NET INCOME
                                    NET           RATIO        TO AVERAGE        RATIO OF       TO AVERAGE
                                ASSETS, END    OF EXPENSES     NET ASSETS       NET INCOME      NET ASSETS      PORTFOLIO
                                 OF PERIOD     TO AVERAGE      (EXCLUDING       TO AVERAGE      (EXCLUDING      TURNOVER
                                   (000)       NET ASSETS       WAIVERS)        NET ASSETS       WAIVERS)         RATE
--------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Retail Class A:
For the years ended
January 31, 2000***                  $159          1.00%          1.32%             5.16%         4.84%         57.49%
January 31, 1999                     $148          1.00%          1.25%             5.25%         5.00%         26.51%
January 31, 1998                     $204          1.00%          1.18%             5.43%         5.25%         48.90%
January 31, 1997                     $443          1.00%          1.20%             5.74%         5.54%         40.80%
For the period ended
January 31, 1996(1)**                $39           1.00%          1.23%             5.75%         5.52%         83.64%

MUNICIPAL BOND FUND
Retail Class A:
For the years ended
January 31, 2000***                  $4,814        1.00%          1.18%             4.69%         4.51%         15.96%
January 31, 1999                     $7,226        1.00%          1.19%             4.53%         4.34%         46.00%
January 31, 1998                     $9,943        1.00%          1.32%             4.48%         4.16%         93.18%
For the period ended
January 31, 1997(3)**                $4,895        1.00%          1.29%             4.35%         4.06%         19.21%

Retail Class B:
For the period ended
January 31, 2000***                  $2,759        1.65%          1.93%             4.08%         3.80%         15.96%
January 31, 1999(2)**                $2,235        1.75%          1.98%             3.84%         3.61%         46.00%

IDAHO MUNICIPAL BOND FUND
Retail Class A:
For the years ended
January 31, 2000***                  $8,790        1.00%          1.30%             4.26%         3.96%         16.35%
January 31, 1999                     $11,695       1.00%          1.32%             4.10%         3.78%         12.90%
January 31, 1998                     $9,281        1.00%          1.37%             4.22%         3.85%         17.64%
January 31, 1997                     $5,475        1.00%          1.47%             4.15%         3.68%         29.13%
For the period ended
January 31, 1996(1)**                $3,109        1.00%          1.58%             4.18%         3.60%         58.94%

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR


                                  NET
                                 ASSET                    DISTRIBUTIONS   DISTRIBUTIONS   REALIZED AND          NET
                                VALUE,         NET          FROM NET          FROM         UNREALIZED       ASSET VALUE,
                               BEGINNING    INVESTMENT     INVESTMENT        CAPITAL     GAINS (LOSSES)         END          TOTAL
                               OF PERIOD      INCOME         INCOME           GAINS      ON INVESTMENTS      OF PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------------------------
Retail Class B:
For the period ended
January 31, 2000***             $10.94        0.37           (0.37)          (0.08)            (1.00)           $9.86        (5.87)%
January 31, 1999(2)**           $10.69        0.27           (0.27)          (0.05)            0.30             $10.94       5.37%*
                                                                  RATIO                          RATIO OF
                                                               OF EXPENSES                      NET INCOME
                                    NET           RATIO        TO AVERAGE        RATIO OF       TO AVERAGE
                                ASSETS, END    OF EXPENSES     NET ASSETS       NET INCOME      NET ASSETS      PORTFOLIO
                                 OF PERIOD     TO AVERAGE      (EXCLUDING       TO AVERAGE      (EXCLUDING      TURNOVER
                                   (000)       NET ASSETS       WAIVERS)        NET ASSETS       WAIVERS)         RATE
--------------------------------------------------------------------------------------------------------------------------
Retail Class B:
For the period ended
January 31, 2000***               $1,903        1.65%          2.05%             3.64%           3.24%           16.35%
January 31, 1999(2)**             $1,346        1.75%          2.07%             3.32%           3.00%           12.90%


*     Returns are for the period indicated and have not been annualized.
**    Ratios for the period have been annualized.
***   Per share amounts for the period are based on average outstanding shares.
+     Returns do not reflect any sales load that may be applicable.
(1)   Commenced operations on March 6, 1995.
(2)   Commenced operations on May 8, 1998.
(3)   Commenced operations on November 4, 1996.
Amounts designated as "--" are either $0 or have been rounded to $0.

                              THE ACHIEVEMENT FUNDS



                                  RETAIL SHARES
                           CLASS A AND CLASS B SHARES


INVESTMENT ADVISER


First Security Investment Management, Inc.
61 South Main Street
Salt Lake City, Utah 84111


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL


Ballard Spahr Andrews & Ingersoll, LLP
1225 17th Street
Suite 2300
Denver, Colorado 80202


More information about each Portfolio is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated June 1, 2000, includes detailed information about the Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends and their impact on Portfolio performance. The reports also contain detailed financial information about the Portfolios.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE:  Call 1-800-472-0577


BY MAIL:
The Achievement Funds
One Freedom Valley Drive
Oaks, Pennsylvania 19456


BY INTERNET:  www.achievementfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Trust's Investment Company Act registration number is 811-5712.

                              THE ACHIEVEMENT FUNDS

                           INSTITUTIONAL CLASS SHARES

                                   PROSPECTUS

                                  JUNE 1, 2000

                                   EQUITY FUND
                                  BALANCED FUND
                           INTERMEDIATE TERM BOND FUND
                              SHORT TERM BOND FUND
                               MUNICIPAL BOND FUND
                         SHORT TERM MUNICIPAL BOND FUND
                            IDAHO MUNICIPAL BOND FUND



                               INVESTMENT ADVISER
                   FIRST SECURITY INVESTMENT MANAGEMENT, INC.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The Achievement Funds Trust (the "Trust") is a mutual fund that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THIS PAGE THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE PORTFOLIOS. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:


                                                                      PAGE
     EQUITY FUND......................................................XX
     BALANCED FUND....................................................XX
     INTERMEDIATE TERM BOND FUND......................................XX
     SHORT TERM BOND FUND.............................................XX
     MUNICIPAL BOND FUND..............................................XX
     SHORT TERM MUNICIPAL BOND FUND...................................XX
     IDAHO MUNICIPAL BOND FUND........................................XX
     MORE INFORMATION ABOUT RISK......................................XX
     MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS.....................XX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS....................XX
     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES..............XX
     DIVIDENDS AND DISTRIBUTIONS .....................................XX
     TAXES............................................................XX
     FINANCIAL HIGHLIGHTS.............................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE ACHIEVEMENT FUNDS........................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS


Each Portfolio operates as a separate mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Portfolio has its own investment goal and strategies for reaching that goal. The investment manager invests the assets of each Portfolio in a way that it believes will help the Portfolio achieve its goal. Still, investing in a Portfolio involves risk, as there is no guarantee that a Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. IN FACT, NO MATTER HOW GOOD A JOB AN INVESTMENT MANAGER DOES, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A PORTFOLIO, JUST AS YOU COULD WITH OTHER INVESTMENTS. A PORTFOLIO SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices can change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

EQUITY FUND


PORTFOLIO SUMMARY


INVESTMENT GOAL                           Long-term capital appreciation with
                                          current income as a secondary
                                          consideration in selecting securities

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Investing in a diversified portfolio
                                          of U.S. equity securities

INVESTOR PROFILE                          Investors seeking long-term capital
                                          appreciation, who are willing to
                                          accept the risk of share price
                                          volatility


INVESTMENT STRATEGY

The Equity Fund invests primarily in common stocks and other equity securities. The Adviser applies an investment approach that is often referred to as "Growth at a Price," which emphasizes investment in securities of companies that are experiencing growth in earnings and whose securities appear attractively priced based on proprietary valuation methods.


Generally, the Portfolio invests in exchange-traded securities of companies with market capitalizations in excess of $500 million. The Portfolio is diversified as to issuers and industries, and emphasizes investments in companies that have medium and large market capitalizations.


PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. The performance of the Portfolio may differ from the performance of funds that follow a different investment approach. Examples of different investment approaches include indexing, applying a different style-specific strategy (E.G., momentum investing), or investing in different asset classes.


Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response which could result in a decline in the value of the Portfolio's shares. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, during periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.


The Portfolio is subject to the risk that mid and large cap equity securities may underperform other segments of the equity market or the equity markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES FROM YEAR TO YEAR.

                               ANNUAL TOTAL RETURNS
                              1995            32.75%
                              1996            16.48%
                              1997            27.77%
                              1998            18.46%
                              1999            23.70%

                        BEST QUARTER         WORST QUARTER
                          23.25%               -14.21%
                       (12/31/1998)          (09/30/1998)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 5.19%.


THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE S&P 500 COMPOSITE INDEX.


INSTITUTIONAL CLASS SHARES                    1 YEAR                 5 YEARS            SINCE INCEPTION
------------------------------------ ----------------------- ---------------------- ----------------------
EQUITY FUND                                 23.70%                  23.69%                23.51%*
S&P 500 COMPOSITE INDEX(1)                  21.04%                  28.55%                28.55%**


*        Since 12/28/94
**       Since 12/31/94

(1) The S&P 500 Composite Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.


ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                    INSTITUTIONAL CLASS SHARES
---------------------------------------------------------- --------------------------------
Investment Advisory Fees                                            0.74%
Other Expenses                                                      0.29%
                                                                    -----
Total Annual Portfolio Operating Expenses                           1.03%
-------------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 0.90%.


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


                                  1 YEAR       3 YEARS     5 YEARS    10 YEARS
INSTITUTIONAL CLASS SHARES         $105          $328       $569      $1,259

BALANCED FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           Total return consisting of capital
                                          appreciation and current income
                                          consistent with prudent investment
                                          risk

SHARE PRICE VOLATILITY                    Medium

PRINCIPAL INVESTMENT STRATEGY             Investing in a diversified portfolio
                                          of U.S. equity securities and
                                          investment grade fixed income
                                          securities

INVESTOR PROFILE                          Investors seeking total return, who
                                          are willing to accept a moderate level
                                          of share price volatility


INVESTMENT STRATEGY

The Balanced Fund invests in a combination of equity and fixed income securities. The Adviser employs an investment strategy intended to provide long-term capital appreciation with some current income. The Portfolio's fixed income security holdings should make the value of its shares less volatile than those of the Equity Fund, but may produce a lower total return than if the Portfolio were fully invested in equity securities.


Over time, the Portfolio ordinarily will invest approximately 60% of its assets in equity securities, although the percentage of assets invested in such securities may be as low as 25% or as high as 75%. When acquiring equity securities for the Portfolio, the Adviser will focus on exchange-traded securities of companies with market capitalizations in excess of $500 million. The Adviser will apply an investment approach in selecting equity securities that is often referred to as "Growth at a Price," which emphasizes investments in securities of companies experiencing growth in earning and whose securities appear attractively priced based upon proprietary valuation methods.


Over time, the Portfolio will ordinarily invest approximately 40% of its assets in investment grade fixed income securities, including mortgage-backed securities, although the percentage of assets invested in such securities may be as low as 25% or as high as 75%. In selecting fixed income securities for the Portfolio, the Adviser focuses principally on intermediate maturity obligations having a weighted average maturity between three and ten years. Investment grade fixed income securities are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets allocated to fixed income securities in securities rated in the lowest category of investment grade ratings.


The Portfolio will also invest in money market instruments for asset allocation and cash management purposes. Money market instruments include short term securities issued by the United States, commercial paper and certificates of deposit.

PRINCIPAL RISKS OF INVESTING

The performance of the Portfolio will reflect the Adviser's success in selecting particular equity, fixed income and money market securities, as well as the Adviser's success in allocating Portfolio investments between these asset classes. The performance of the Portfolio's equity investments may differ from the performance of funds that follow a different investment approach. Examples of different investment approaches include indexing and applying a different style-specific strategy (E.G., momentum investing). The Portfolio's fixed income approach, with its emphasis on fixed income securities of intermediate maturity, may experience greater price volatility in response to interest rate changes than Portfolios that own similar securities with shorter maturities.


Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response which could result in a decline in the value of the Portfolio's shares. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.


The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.


There may be economic or industry changes that impact the ability of bond issuers to repay principal and make interest payments on their bonds. Changes in the financial condition or credit ratings of individual issuers may also adversely affect the value of the Portfolio's fixed income securities.


The Portfolio is subject to the risk that intermediate term fixed income and mid and large cap equity securities may underperform other segments of the equity or fixed income market or the equity or fixed income markets as a whole. The Adviser may also not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES FROM YEAR TO YEAR.

                              ANNUAL TOTAL RETURNS
                              1995              24.63%
                              1996              10.11%
                              1997              19.98%
                              1998              13.51%
                              1999              15.87%
                        BEST QUARTER          WORST QUARTER
                           14.24%                -8.48%
                        (12/31/1998)          (09/30/1998)


The Portfolio's performance from 1/1/2000 to 3/31/2000 was 3.95%.


THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE S&P 500 COMPOSITE INDEX, THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND A COMPOSITE OF THESE TWO INDICES.


INSTITUTIONAL CLASS SHARES                                           1 YEAR           5 YEARS        SINCE INCEPTION
--------------------------------------------------------------- ---------------- ----------------- -------------------
BALANCED FUND                                                         15.87%           16.71%            16.60%*
COMPOSITE INDEX(1)                                                    12.54%           19.80%            19.80%**
S&P 500 COMPOSITE INDEX(2)                                            21.04%           28.55%            28.55%**
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(3)                 0.39%            7.09%             7.09%**

*    Since 12/28/94
**   Since 12/31/94

(1) Composite Index is comprised of 60% S&P 500 Composite Index and 40% Lehman Intermediate Government/Corporate Bond Index.


(2) The S&P 500 Composite Index is a widely recognized, capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


(3) The Lehman Intermediate Government/Corporate Bond Index is a widely recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of government and corporate fixed-rate debt securities rated investment grade (BBB or higher), with maturities between one and 10 years.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.


ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*               INSTITUTIONAL CLASS SHARES
---------------------------------------------------- ---------------------------------
Investment Advisory Fees                                         0.74%
Other Expenses                                                   0.31%
                                                                 -----
Total Annual Portfolio Operating Expenses                        1.05%
--------------------------------------------------------------------------------------


* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 0.90%.


For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


                                   1 YEAR        3 YEARS   5 YEARS    10 YEARS
INSTITUTIONAL CLASS SHARES          $107         $334        $579      $1,283

INTERMEDIATE TERM BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           Current income consistent with prudent
                                          investment risk and liquidity

SHARE PRICE VOLATILITY                    Medium

PRINCIPAL INVESTMENT STRATEGY             Investing in a portfolio of investment
                                          grade fixed income securities, while
                                          maintaining a dollar-weighted average
                                          maturity of between three and ten
                                          years

INVESTOR PROFILE                          Investors seeking current income, who
                                          are willing to accept the risks of
                                          investing in fixed income securities


INVESTMENT STRATEGY

The Intermediate Term Bond Fund invests primarily in investment grade fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers. The Portfolio may invest up to 40% of its assets in a combination of U.S. dollar denominated bonds of foreign issuers, mortgage-backed securities, asset-backed securities and floating or variable rate corporate debt instruments. The Portfolio maintains a dollar-weighted average maturity between three and ten years; however, there is no limit on the maximum maturity for a particular investment.

Investment grade fixed income securities are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in fixed income securities rated in the lowest category of investment grade securities.

The Adviser's strategy for the Portfolio is intended to provide relatively stable current income, a competitive current yield and reasonable principal volatility. The fixed income securities held by the Portfolio may also have the potential for moderate price appreciation.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach, with its emphasis on fixed income securities of intermediate maturity, may experience greater price volatility than funds that invest in similar quality securities with shorter maturities.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

The Portfolio is subject to the risk that intermediate-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES FROM YEAR TO YEAR.

                            ANNUAL TOTAL RETURNS
                           1995              14.50%
                           1996               2.43%
                           1997               7.61%
                           1998               8.30%
                           1999              -1.69%

                     BEST QUARTER          WORST QUARTER
                         4.78%                 -1.63%
                     (06/30/1995)           (03/31/1996)

The Portfolio's performance from 1/1/2000 to 3/31/2000 was 1.69%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE LEHMAN INTERMEDIATE
GOVERNMENT/CORPORATE BOND INDEX.


INSTITUTIONAL CLASS SHARES                           1 YEAR           5 YEARS            SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
INTERMEDIATE TERM BOND FUND                         -1.69%             6.09%              6.09%*
LEHMAN INTERMEDIATE                                  0.39%             7.09%              7.09%**
GOVERNMENT/CORPORATE BOND INDEX(1)

*        Since 12/28/94
**       Since 12/31/94

(1) The Lehman Intermediate Government/Corporate Bond Index is a widely recognized, market value-weighted (higher market value securities have more influence than lower market value securities) index of government and corporate fixed-rate debt securities rated investment grade (BBB or higher), with maturities between one and 10 years.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.


ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*                     INSTITUTIONAL CLASS SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.60%
Other Expenses                                                        0.33%
                                                                      -----
Total Annual Portfolio Operating Expenses                             0.93%
-----------------------------------------------------------------------------------------

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 0.75%.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                   1 YEAR      3 YEARS        5 YEARS     10 YEARS
INSTITUTIONAL CLASS SHARES           $95        $296           $515        $1,143

SHORT TERM BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           Current income with preservation of
                                          principal and liquidity

SHARE PRICE VOLATILITY                    Low

PRINCIPAL INVESTMENT STRATEGY             Investing in a portfolio of high
                                          quality fixed income securities, while
                                          maintaining a dollar-weighted average
                                          maturity of less than two years

INVESTOR PROFILE                          Investors seeking to preserve
                                          principal and earn current income


INVESTMENT STRATEGY

The Short Term Bond Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers. The Portfolio may invest up to 30% of its assets in a combination of U.S. dollar denominated bonds of foreign issuers, mortgage-backed securities, asset-backed securities, and floating or variable rate corporate debt instruments. The Portfolio maintains a dollar-weighted average maturity of less than two years and individual Portfolio investments will have a maximum maturity of five years.

The Portfolio invests only in fixed income securities rated at the time of investment in one of the three highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach, with its emphasis on short term, high quality fixed income securities, is expected to preserve principal and produce current income. The Portfolio's investments should experience less price volatility in response to interest rate changes than funds that invest in similar securities with longer maturities, but will have less potential for greater income or price appreciation.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

The Portfolio is subject to the risk that short term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES FROM YEAR TO YEAR.

                              ANNUAL TOTAL RETURNS
                             1995               7.82%
                             1996               4.51%
                             1997               5.86%
                             1998               5.75%
                             1999               3.44%
                      BEST QUARTER               WORST QUARTER
                          2.42%                      0.61%
                      (06/30/1995)                (03/31/1996)

The Portfolio's performance from 1/1/2000 to 3/31/2000 was 1.17%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE SALOMON 1 YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX AND TO THOSE OF THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX.


INSTITUTIONAL CLASS SHARES                                                       1 YEAR     5 YEARS  SINCE INCEPTION
------------------------------------------------------------------------------ ---------- ---------- ---------------
SHORT TERM BOND FUND                                                              3.44%      5.47%        5.49%*
SALOMON 1 YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX(1)                             4.04%      5.95%        5.95%**
SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX(2)                 3.29%      6.56%        6.56%**

*    Since 12/28/94
**   Since 12/31/94

(1) The Salomon 1 Year Treasury Benchmark-on-the-Run Index is an unmanaged index generally representative of the average yield of one-year treasury bills.

(2) The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely recognized index of U.S. Treasury, government agency and investment grade corporate securities with maturities greater than 1 year and less than 3 years.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*            INSTITUTIONAL CLASS SHARES
--------------------------------------------------- ------------------------------
  Investment Advisory Fees                                      0.60%
  Other Expenses                                                0.47%
                                                                -----
  Total Annual Portfolio Operating Expenses                     1.07%
----------------------------------------------------------------------------------

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 0.75%.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                  1 YEAR     3 YEARS     5 YEARS   10 YEARS
INSTITUTIONAL CLASS SHARES          $109        $340       $590     $1,306

MUNICIPAL BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           As high a level of current income
                                          exempt from Federal income taxes as is
                                          consistent with preservation of
                                          capital

SHARE PRICE VOLATILITY                    Moderate

PRINCIPAL INVESTMENT STRATEGY             Investing in a diversified portfolio
                                          of investment grade municipal
                                          obligations

INVESTOR PROFILE                          Investors seeking tax-exempt current
                                          income, who are willing to accept
                                          moderate share price volatility


INVESTMENT STRATEGY

The Municipal Bond Fund invests primarily in municipal securities issued by U.S. states, territories, possessions and political subdivisions, the interest from which is exempt from Federal income taxes. The Portfolio will not invest more than 20% of its assets in securities which pay interest subject to the alternative minimum tax.

The Portfolio invests only in municipal securities that are investment grade. Investment grade municipal bonds are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in municipal bonds rated in the lowest category of investment grade ratings. The Portfolio will not invest more than 15% of its assets in obligations of issuers located in any single state, territory or possession. The Adviser's approach in selecting municipal securities for the Portfolio is to obtain as high a level of income as is consistent with moderate share price volatility. There is no restriction on the Portfolio's average weighted maturity or on the maturity of any single security held by the Portfolio.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach is expected to provide current tax-exempt income with moderate price volatility. The Portfolio is not expected to perform as well as a taxable bond portfolio, but return to shareholders may be as good or better on an after-tax basis.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is subject to the risk that its emphasis on current income and moderate price volatility may cause it to underperform other fixed income funds that pursue other objectives or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES FROM YEAR TO YEAR.

                              ANNUAL TOTAL RETURNS
                            1997             8.81%
                            1998             5.97%
                            1999            -4.09%

                      BEST QUARTER               WORST QUARTER
                          3.64%                      -2.18%
                      (06/30/1997)                (12/31/1999)

The Portfolio's performance from 1/1/2000 to 3/31/2000 was 2.96%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX.

INSTITUTIONAL CLASS SHARES                                           1 YEAR             SINCE INCEPTION
------------------------------------------------------------ ---------------------- ----------------------
MUNICIPAL BOND FUND                                                 -4.09%                  3.67%*
LEHMAN MUNICIPAL BOND INDEX(1)                                      -2.07%                  4.65%*

*        Since 10/31/96

(1) The Lehman Municipal Bond Index is a widely recognized, broad based total return index comprised of investment grade, fixed rate municipal bonds with maturities of at least one year. The bonds are selected from issues larger than $50 million since January 1984.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*               INSTITUTIONAL CLASS SHARES
----------------------------------------------------- --------------------------------
Investment Advisory Fees                                          0.60%
Other Expenses                                                    0.33%
                                                                  -----
Total Annual Portfolio Operating Expenses                         0.93%
--------------------------------------------------------------------------------------

* The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 0.75%.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                   1 YEAR       3 YEARS    5 YEARS    10 YEARS
INSTITUTIONAL CLASS SHARES           $95          $296      $515      $1,143

SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           As high a level of current income
                                          exempt from Federal income taxes as is
                                          consistent with preservation of
                                          capital

SHARE PRICE VOLATILITY                    Low

PRINCIPAL INVESTMENT STRATEGY             Investing in a portfolio of investment
                                          grade municipal obligations with a
                                          dollar weighted average maturity of
                                          less than three years

INVESTOR PROFILE                          Investors seeking tax-exempt current
                                          income with limited share price
                                          volatility


INVESTMENT STRATEGY

The Short Term Municipal Bond Fund invests primarily in municipal securities issued by U.S. States, territories and possessions and their political subdivisions the interest from which is exempt from Federal income taxes. The Portfolio will not invest in securities which pay interest subject to the alternative minimum tax. The Portfolio maintains an average maturity of less than three years and individual Portfolio investments will have a maximum maturity of seven years.

The Portfolio invests only in municipal securities that are investment grade. Investment grade municipal bonds are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in municipal bonds rated in the lowest category of investment grade securities.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach, with its emphasis on short-term municipal obligations, is expected to provide current tax-exempt income with less price volatility in response to interest rate changes than funds that invest in similar securities with longer maturities. The Portfolio is not expected to perform as well as a taxable short-term bond portfolio, but return to shareholders may be as good or better on an after-tax basis.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio is subject to the risk that its market segment, short term municipal securities may underperform other fixed income market segments or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return below.



As of February 5, 1999 the Portfolio was closed to new shareholders. It was liquidated April 30, 1999.

IDAHO MUNICIPAL BOND FUND

PORTFOLIO SUMMARY

INVESTMENT GOAL                           High current income exempt from
                                          Federal and Idaho income taxes


SHARE PRICE VOLATILITY                    Moderate

PRINCIPAL INVESTMENT STRATEGY             Investing in a focused portfolio of
                                          investment grade municipal bonds

INVESTOR PROFILE                          Investors seeking tax-exempt current
                                          income, who are willing to accept some
                                          degree of share price volatility


INVESTMENT STRATEGY

The Idaho Municipal Bond Fund invests primarily in municipal securities issued by the State of Idaho and its cities, counties and political subdivisions, the interest from which is exempt from Federal and Idaho income taxes. The Portfolio may also invest in the municipal bonds of other U.S. states, territories and possessions and their political subdivisions. The Portfolio will not invest more than 20% of its assets in securities which pay interest subject to the alternative minimum tax.

The Portfolio invests only in municipal bonds that are investment grade. Investment grade municipal bonds are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. The Portfolio will not invest more than 20% of its assets in municipal bonds rated in the lowest category of investment grade ratings. There is no restriction on the Portfolio's average weighted maturity or on the maturity of any single security held by the Portfolio.

PRINCIPAL RISKS OF INVESTING

The Portfolio's investment approach, with its emphasis on municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Portfolio is not expected to perform as well as a taxable bond portfolio, but return to shareholders may be as good or better on an after-tax basis.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is often greater than that of higher rated securities. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. During periods of particularly volatile market conditions, the Portfolio may not be able to buy or sell securities at favorable prices, and the Portfolio may experience losses.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio's concentration of investments in securities of issuers located in a single state subjects the Portfolio to economic and government policies of that state. In addition, the Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Portfolio is subject to the risk that its market segment, Idaho municipal securities, may underperform the municipal securities of issuers in other states or the fixed income markets as a whole. The Adviser also may not be able to match the performance of the index which is compared to the Portfolio's total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the variability of the Portfolio's returns and provide some indication of the risks of an investment in the Portfolio. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S INSTITUTIONAL CLASS SHARES FROM YEAR TO YEAR.

                              ANNUAL TOTAL RETURNS
                              1995            13.86%
                              1996             1.96%
                              1997             8.16%
                              1998             5.47%
                              1999            -3.39%

                      BEST QUARTER               WORST QUARTER
                          4.55%                      -2.09%
                      (09/30/1995)                (06/30/1999)

The Portfolio's performance from 1/1/2000 to 3/31/2000 was 3.23%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX, TO THOSE OF THE LEHMAN 5 YEAR MUNICIPAL BOND INDEX AND TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX.


INSTITUTIONAL CLASS SHARES                               1 YEAR             5 YEARS         SINCE INCEPTION
-------------------------------------------------- ------------------ ------------------- -------------------
IDAHO MUNICIPAL BOND FUND                                -3.39%              5.05%               5.03%*
LEHMAN 10 YEAR MUNICIPAL BOND INDEX(1)                   -1.24%              7.12%               7.12%**
LEHMAN 5 YEAR MUNICIPAL BOND INDEX(2)                     0.74%              5.71%               5.71%**
LEHMAN MUNCIPAL BOND INDEX(3)                            -2.07%              6.91%               6.91%**

*    Since 12/28/94
**   Since 12/31/94

(1) The Lehman 10 Year Municipal Bond Index is a widely-recognized broad based total return index of long-term intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and pre-funded bonds with maturities between 9 and 12 years and are selected from issues larger than $50 million since January 1984.

(2) The Lehman 5 Year Municipal Bond Index is a widely-recognized index of intermediate-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and pre-funded bonds with maturities between 4 and 6 years.

(3) The Lehman Muncipal Bond Index is a widely recognized, broad based total return index comprosed of investment grade, fixed rate municipal bonds with maturities of at least one year. The bonds are selected from issues larger than $50 million since January 1984.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*               INSTITUTIONAL CLASS SHARES
-----------------------------------------------------------------------------------
Investment Advisory Fees                                           0.60%
Other Expenses                                                     0.45%
                                                                   -----
Total Annual Portfolio Operating Expenses                          1.05%
-----------------------------------------------------------------------------------

* The Portfolio's total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Portfolio's actual total operating expenses were 0.75%.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                   1 YEAR      3 YEARS      5 YEARS       10 YEARS
INSTITUTIONAL CLASS SHARES           $107         $334        $579         $1,283

MORE INFORMATION ABOUT RISK


EQUITY RISK - Investments in equity securities and equity            Equity Fund
derivatives in general are subject to market risks that may cause    Balanced Fund
their prices to fluctuate over time.  The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a Portfolio's net asset value to
fluctuate.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK - The market value of fixed income investments     Balanced Fund
changes in response to interest rate changes and other factors.      Intermediate Term Bond Fund
During periods of falling interest rates, the values of              Short Term Bond Fund
outstanding fixed income securities generally rise and during        Municipal Bond Fund
periods of rising interest rates, the value of those securities      Short Term Municipal Bond Fund
falls.  While securities with longer maturities tend to produce      Idaho Municipal Bond Fund
higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


          CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.


          CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.


Page 26 of 38


          EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Portfolio's multiple holdings.



MUNICIPAL ISSUER RISK - There may be economic or political changes   Municipal Bond Fund
that impact the ability of municipal issuers to repay principal      Short Term Municipal Bond Fund
and to make interest payments on municipal securities.  Changes to   Idaho Municipal Bond Fund
the financial condition or credit rating of municipal issuers may also adversely affect the value of the Portfolio's municipal securities.  Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.  Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.


In addition, for the Idaho Municipal Bond Fund, concentration of investments in issuers located in a single state makes the Portfolio more susceptible to adverse political or economic developments affecting that state.


MORTGAGE-BACKED SECURITIES -Mortgage-backed securities are fixed     Balanced Fund
income securities representing an interest in a pool of underlying   Intermediate Term Bond Fund
mortgage loans.  They are sensitive to changes in interest rates,    Short Term Bond Fund
but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to
discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price.  When interest rates fall, however,
mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the
volatility risk of that portfolio.


Page 27 of 38



U.S. GOVERNMENT SECURITIES RISK - Although a Portfolio's U.S.        Balanced Fund
government securities are considered to be among the safest          Intermediate Term Bond Fund
investments, they are not guaranteed against price movements due     Short Term Bond Fund
to changing interest rates. Obligations issued or guaranteed by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


ASSET-BACKED SECURITIES RISK - Asset-backed securities are fixed     Intermediate Term Bond Fund
income securities representing an interest in a pool of              Short Term Bond Fund
shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables.  The payments from the loans are passed through to the security
holder.  The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In
addition, the short-term nature of the loans reduces the impact of any change in prepayment level.  However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life.  Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security.  However, it is possible to determine what the range of that movement could be and to
calculate the effect that it will have on the price of the
security.

MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Portfolio's objectives. Of course, the Trust cannot guarantee that any Portfolio will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

First Security Investment Management, Inc. serves as the Adviser to the Portfolios. As of January 31, 2000, the Adviser had approximately $7.3 billion in assets under management. For the fiscal year ended January 31, 2000, First Security Investment Management, Inc. received advisory fees, expressed as a percentage of assets under management, of:

     EQUITY FUND                               0.61%
     BALANCED FUND                             0.59%
     INTERMEDIATE TERM BOND FUND               0.42%
     SHORT TERM BOND FUND                      0.28%
     MUNICIPAL BOND FUND                       0.42%
     SHORT TERM MUNICIPAL BOND FUND            N/A
     IDAHO MUNICIPAL BOND FUND                 0.36%

The Adviser may use its affiliates as brokers for Portfolio transactions.

PORTFOLIO MANAGERS

EQUITY FUND AND BALANCED FUND- Sterling K. Jenson, CFA, is President of the Adviser and has been responsible for the Equity Fund since its inception in December of 1994 and he assumed responsibility for the Balanced Fund in January 2000. Before joining the Adviser in 1990 as a Vice President and Senior Portfolio Manager, Mr. Jenson held investment positions with First Interstate Bank of Nevada, Moore Trust Company, and Smoot, Miller, Cheney & Co. His combined experience in the investment business spans nearly 25 years. He was designated a Chartered Financial Analyst (CFA) and Chartered Investment Counselor (CIC) in 1984 and earned a Bachelor of Science, Economics in 1975 and earned a Master of Business Administration (MBA) in 1977, both from Brigham Young University.

INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND - Mark L. Anderson brings 15 years of financial experience to his management of the Intermediate Term Bond Fund and Short Term Bond Fund. Currently a Senior Vice President, Mr. Anderson has been responsible for the portfolios since their inception in 1995. Since joining the Adviser in 1985, Mr. Anderson has managed bond, balanced, equity and money market accounts and held positions of increasing responsibility and leadership. Mr. Anderson attended Brigham Young University earning a Bachelor of Science in Finance in 1981 and a Master of Public Administration in 1984.

MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND - John B. Tousley, CFA, is Vice President and Senior Portfolio Manager of the Adviser and has been responsible for the Idaho Municipal Bond Fund since 1997 and the Municipal Bond Fund and the Short Term Municipal Bond Fund since 1999. With nine years experience in the financial industry, Mr. Tousley has held investment-related positions at Dean Witter and West One Trust. Mr. Tousley earned a Bachelor of Arts in Economics in 1991 from Brigham Young University and became a Chartered Financial Analyst (CFA) in 1998.

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Portfolios.

HOW TO PURCHASE PORTFOLIO SHARES

You may purchase shares directly by:
-   Mail
-   Telephone, or
-   Wire

To purchase shares directly from us, complete and send in an application. If you need an application or have questions, please refer to our website at www.achievementfunds.com or call 1-800-472-0577. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Achievement Funds" and include the name of the appropriate Portfolio(s) on the check. A Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.

GENERAL INFORMATION

A Portfolio may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order.

Each Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange
(NYSE) (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Portfolio must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.

In calculating NAV, a Portfolio generally values its investment portfolio at market price. If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Institutional Class Shares for the first time, you must invest at least $500,000 in any Portfolio; however, the minimum investment may be waived at the Distributor's discretion.

No minimum amount is required for subsequent investments in any Portfolio.

HOW TO SELL YOUR PORTFOLIO SHARES

Holders of Institutional Class Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-472-0577. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly, you may sell your shares on any Business Day by contacting a Portfolio directly by mail or telephone at 1-800-472-0577.

The sale price of each share will be the next NAV determined after the Portfolio receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $15 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may exchange shares through your financial institution by mail or telephone.

When you exchange shares, you are really selling your shares and buying other Portfolio shares which may produce a gain or loss for tax purposes. Your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

You may not exchange between Institutional Class Shares and the Retail Class A Shares or Retail Class B Shares of any Portfolio. However, Institutional Class Shares will be converted to Retail Class A Shares automatically should an investor in the Institutional Class become ineligible to purchase additional Institutional Class Shares. For example, an automatic conversion would occur if an Institutional Class investor receives a distribution from a trust, and such investor would be investing individually (and becomes a shareholder of record) rather than through a qualified account. A conversion from the Institutional Class Shares to the Retail Class A Shares of a Portfolio will occur automatically when an Institutional Class shareholder's account falls below the $500,000 minimum balance. The Trust will provide thirty days' notice of any such conversion. The conversion will take place at net asset value, without the imposition of a sales load, fee or other charge. After the conversion, the converted shares will be subject to all fees applicable to Retail Class A Shares. In the event that a shareholder declines to accept an automatic conversion, and if the shareholder does not meet the requirements for investing in Institutional Class Shares, the Trust reserves the right to redeem the shares upon expiration of the thirty-day period. The Trust reserves the right to require shareholders to complete an application or other documentation in connection with the conversion.

Retail Class A Shares of a Portfolio may be exchanged for Institutional Class Shares of the same Portfolio should the shareholder establish a trust, custodial or money management relationship with a qualified institution.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes its income as follows:

Equity Fund                                Declared and paid quarterly
Balanced Fund                              Declared and paid monthly
Intermediate Term Bond Fund                Declared daily and paid monthly
Short Term Bond Fund                       Declared daily and paid monthly
Municipal Bond Fund                        Declared daily and paid monthly
Short Term Municipal Bond Fund             Declared daily and paid monthly
Idaho Municipal Bond Fund                  Declared daily and paid monthly


Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on the last day of the month or quarter, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Trust receives your written notice. To cancel your election, simply send the Trust written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending on your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.


The Municipal Bond Fund, Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund intend to distribute Federally tax-exempt income. The Idaho Municipal Bond Fund also intends to distribute state tax-exempt income. Each Portfolio may invest a portion of its assets in securities that generate taxable income for Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by these Portfolios are taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Class Shares of each Portfolio. This information is intended to help you understand each Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent accountants. Their report, along with each Portfolio's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by accessing our website at www.achievementfunds.com or by calling 1-800-472-0577.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR


                                      NET
                                     ASSET                   DISTRIBUTIONS       DISTRIBUTIONS     REALIZED AND             NET
                                     VALUE,       NET           FROM NET              FROM          UNREALIZED          ASSET VALUE,
                                   BEGINNING   INVESTMENT      INVESTMENT           CAPITAL       GAINS (LOSSES)            END
                                   OF PERIOD     INCOME          INCOME              GAINS        ON INVESTMENTS         OF PERIOD
-------------------------------- ------------ ----------- ------------------- ---------------- -------------------- ---------------
EQUITY FUND
Institutional Class:
For the years ended
January 31, 2000***              $18.03           --               --                 (1.51)            1.82            $18.34
January 31, 1999                 $15.34           0.06            (0.07)              (0.72)            3.42            $18.03
January 31, 1998                 $14.03           0.10            (0.10)              (1.68)            2.99            $15.34
January 31, 1997                 $12.64           0.11            (0.11)              (0.94)            2.33            $14.03
January 31, 1996                 $10.24           0.17            (0.17)              (0.72)            3.12            $12.64

BALANCED FUND
Institutional Class:
For the years ended
January 31, 2000***              $13.99           0.26            (0.26)              (0.74)            0.61            $13.86
January 31, 1999                 $13.10           0.29            (0.29)              (0.86)            1.75            $13.99
January 31, 1998                 $12.01           0.32            (0.30)              (0.64)            1.71            $13.10
January 31, 1997                 $11.79           0.34            (0.35)              (0.78)            1.01            $12.01
January 31, 1996                 $10.20           0.39            (0.39)              (0.42)            2.01            $11.79

INTERMEDIATE TERM BOND FUND
Institutional Class:
For the years ended
January 31, 2000***              $10.77           0.59            (0.59)              --               (0.86)            $9.91
January 31, 1999                 $10.63           0.61            (0.61)              --                0.14            $10.77
January 31, 1998                 $10.37           0.62            (0.62)              --                0.26            $10.63
January 31, 1997                 $10.79           0.62            (0.62)              --               (0.42)           $10.37
January 31, 1996                 $10.09           0.71            (0.70)              --                0.69            $10.79


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR
                                                                              RATIO                        RATIO OF
                                                                            OF EXPENSES                    NET INCOME
                                                   NET            RATIO     TO AVERAGE     RATIO OF       TO AVERAGE
                                               ASSETS, END     OF EXPENSES  NET ASSETS    NET INCOME      NET ASSETS     PORTFOLIO
                                   TOTAL        OF PERIOD       TO AVERAGE  (EXCLUDING    TO AVERAGE      (EXCLUDING     TURNOVER
                                   RETURN         (000)         NET ASSETS   WAIVERS)     NET ASSETS       WAIVERS)        RATE
-------------------------------- ---------- ----------------- ------------ ------------- ------------- ---------------- -----------
EQUITY FUND
Institutional Class:
For the years ended
January 31, 2000***                10.06%         $282,407        0.90%        1.03%           --          (0.13)%          40.22%
January 31, 1999                   24.06%         $270,397        0.90%        1.06%         0.36%          0.20%           74.99%
January 31, 1998                   22.14%         $195,500        0.90%        1.00%         0.63%          0.53%           36.68%
January 31, 1997                   20.00%         $177,234        0.90%        1.07%         0.81%          0.64%           97.14%
January 31, 1996                   32.55%         $150,957        0.90%        1.14%         1.43%          1.19%          103.85%

BALANCED FUND
Institutional Class:
For the years ended
January 31, 2000***                 6.15%         $213,251        0.90%        1.05%         1.84%          1.69%           33.27%
January 31, 1999                   16.75%         $214,939        0.90%        1.05%         2.14%          1.99%           54.88%
January 31, 1998                   17.28%         $175,751        0.90%        1.02%         2.49%          2.37%           30.91%
January 31, 1997                   12.03%         $156,315        0.90%        1.07%         2.90%          2.73%           68.11%
January 31, 1996                   24.15%         $147,357        0.90%        1.14%         3.48%          3.24%           59.74%

INTERMEDIATE TERM BOND FUND
Institutional Class:
For the years ended
January 31, 2000***                (2.54)%        $159,564        0.75%        0.93%         5.75%          5.57%           21.46%
January 31, 1999                    7.25%         $168,545        0.75%        0.91%         5.72%          5.55%           28.03%
January 31, 1998                    8.82%         $161,742        0.75%        0.87%         5.99%          5.87%           20.91%
January 31, 1997                    2.06%         $134,645        0.75%        0.95%         6.02%          5.82%           21.23%
January 31, 1996                   13.62%         $115,307        0.75%        1.02%         6.14%          5.87%           85.16%

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OR YEAR

                                  NET
                                 ASSET                     DISTRIBUTIONS   DISTRIBUTIONS     REALIZED AND       NET
                                VALUE,          NET           FROM NET          FROM          UNREALIZED    ASSET VALUE,
                               BEGINNING     INVESTMENT      INVESTMENT       CAPITAL       GAINS (LOSSES)      END        TOTAL
                               OF PERIOD       INCOME          INCOME          GAINS        ON INVESTMENTS   OF PERIOD     RETURN
----------------------------- ------------- -------------- --------------- --------------- ---------------- ------------- ----------
SHORT TERM BOND FUND
Institutional Class:
For the years ended
January 31, 2000***           $10.02             0.54            (0.54)          --              (0.24)     $9.78         3.02%
January 31, 1999              $10.05             0.55            (0.55)          --              (0.03)     $10.02        5.33%
January 31, 1998              $10.01             0.57            (0.57)          --               0.04      $10.05        6.25%
January 31, 1997              $10.18             0.60            (0.60)          --              (0.17)     $10.01        4.40%
January 31, 1996              $10.02             0.67            (0.65)          --               0.14      $10.18        7.80%

MUNICIPAL BOND FUND
Institutional Class:
For the years ended
January 31, 2000***           $10.30             0.49            (0.49)          (0.02)           (1.08)     $9.20       (5.94)%
January 31, 1999              $10.38             0.49            (0.49)          (0.18)            0.10     $10.30        5.88%
January 31, 1998              $10.02             0.48            (0.48)          (0.12)            0.48     $10.38        9.90%
For the period ended
January 31, 1997(1)**         $10.00             0.12            (0.12)            --              0.02     $10.02        1.34%*

IDAHO MUNICIPAL BOND FUND
Institutional Class:
For the years ended
January 31, 2000***           $10.91             0.47            (0.47)          (0.08)           (1.01)     $9.82       (5.11)%
January 31, 1999              $10.82             0.47            (0.47)          (0.05)            0.14     $10.91        5.76%
January 31, 1998              $10.41             0.47            (0.47)          (0.04)            0.45     $10.82        9.06%
January 31, 1997              $10.80             0.46            (0.46)          (0.06)           (0.33)    $10.41        1.31%
January 31, 1996              $10.13             0.52            (0.51)          (0.12)            0.78     $10.80       12.68%


                                                                 RATIO                         RATIO OF
                                                                OF EXPENSES                     NET INCOME
                                   NET               RATIO      TO AVERAGE      RATIO OF       TO AVERAGE
                               ASSETS, END        OF EXPENSES   NET ASSETS     NET INCOME      NET ASSETS    PORTFOLIO
                              OF PERIOD          TO AVERAGE     (EXCLUDING     TO AVERAGE      (EXCLUDING    TURNOVER
                                (000)            NET ASSETS      WAIVERS)      NET ASSETS       WAIVERS)       RATE
                             ------------      ------------- -------------- ---------------- -------------- -------------
SHORT TERM BOND FUND
Institutional Class:
For the years ended
January 31, 2000***            $31,879           0.75%          1.07%           5.41%          5.09%          57.49%
January 31, 1999               $37,951           0.75%          1.01%           5.50%          5.24%          26.51%
January 31, 1998               $50,853           0.75%          0.95%           5.68%          5.48%          48.90%
January 31, 1997               $65,328           0.75%          0.96%           6.00%          5.79%          40.80%
January 31, 1996               $75,632           0.75%          0.99%           6.11%          5.87%          83.64%

MUNICIPAL BOND FUND
Institutional Class:
For the years ended
January 31, 2000***            $63,982           0.75%          0.93%            4.97%         4.79%          15.96%
January 31, 1999               $68,239           0.75%          0.95%            4.79%         4.59%          46.00%
January 31, 1998               $63,028           0.75%          1.05%            4.72%         4.42%          93.18%
For the period ended
January 31, 1997(1)**          $53,067           0.75%          1.07%            4.58%         4.26%          19.21%

IDAHO MUNICIPAL BOND FUND
Institutional Class:
For the years ended
January 31, 2000***            $21,396           0.75%          1.05%            4.51%         4.21%          16.35%
January 31, 1999               $26,961           0.75%          1.07%            4.35%         4.03%          12.90%
January 31, 1998               $26,093           0.75%          1.10%            4.47%         4.12%          17.64%
January 31, 1997               $27,487           0.75%          1.24%            4.40%         3.91%          29.13%
January 31, 1996               $25,873           0.75%          1.35%            4.52%         3.92%          58.94%



*    Returns are for the period indicated and have not been annualized.
**   Ratios for the period have been annualized.
***  Per share amounts for the period are based on average outstanding shares.
+    Returns do not reflect any sales load that may be applicable.
(1)  Commenced operations on October 31, 1996.

     Amounts designated as "--" are either $0 or have been rounded to $0.

                          THE ACHIEVEMENT FUNDS

                       INSTITUTIONAL CLASS SHARES

INVESTMENT ADVISER

First Security Investment Management, Inc.
61 South Main Street
Salt Lake City, Utah 84111

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Ballard Spahr Andrews & Ingersoll, LLP
1225 17th Street
Suite 2300
Denver, Colorado 80202

More information about each Portfolio is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated June 1, 2000, includes detailed information about the Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends and their impact on Portfolio performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-472-0577

BY MAIL:
The Achievement Funds
One Freedom Valley Drive
Oaks, Pennsylvania 19456

BY INTERNET:  www.achievementfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Trust's Investment Company Act registration number is 811-5712.

THE ACHIEVEMENT FUNDS TRUST

-        EQUITY FUND
-        BALANCED FUND
-        INTERMEDIATE TERM BOND FUND
-        SHORT TERM BOND FUND
-        MUNICIPAL BOND FUND
-        SHORT TERM MUNICIPAL BOND FUND
-        IDAHO MUNICIPAL BOND FUND

THIS STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding activities and operations of The Achievement Funds Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses dated June 1, 2000, for the Institutional and Retail Classes of shares of the Trust's investment portfolios described above (collectively the "Portfolios," and each a "Portfolio"). The Trust's Annual Report to Shareholders for fiscal year ended January 31, 2000, is incorporated into this Statement of Additional Information by reference. The Prospectuses and Annual Report may be obtained, without charge, by written request to SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-472-0577.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE TRUST AND DESCRIPTION OF SHARES                                         S-2
INVESTMENT STRATEGIES AND RISKS                                             S-4
INVESTMENT POLICIES AND LIMITATIONS                                         S-13
THE ADVISER                                                                 S-15
THE ADMINISTRATOR                                                           S-17
DISTRIBUTION                                                                S-19
TRUSTEES AND OFFICERS OF THE TRUST                                          S-26
PERFORMANCE                                                                 S-29
PURCHASE, AND REDEMPTION OF SHARES                                          S-33
DETERMINATION OF NET ASSET VALUE                                            S-35
TAXES                                                                       S-36
PORTFOLIO TRANSACTIONS                                                      S-44
LIMITATION OF TRUSTEE'S LIABILITY                                           S-47
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                         S-47
THE TRANSFER AGENT                                                          S-56
COUNSEL TO THE TRUST                                                        S-56
INDEPENDENT ACCOUNTANTS                                                     S-56
CUSTODIAN                                                                   S-56
FINANCIAL STATEMENTS                                                        S-57



APPENDIX A - PERMITTED INVESTMENTS                                          S-58
APPENDIX B - RATINGS                                                        S-64

June 1, 2000

[ACH-F-018-04]

THE TRUST AND DESCRIPTION OF SHARES

The Achievement Funds Trust is an open-end management, series, investment company. Each of the Portfolios is diversified, except for the Idaho Municipal Bond Fund, which is a non-diversified portfolio of securities. The Achievement Funds Trust (formerly known as The FSB Funds) was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and was further amended on December 1, 1994 (as further amended from time to time, the "Trust Agreement"). Each of the Portfolios is a series of the shares of the Trust, and the shares of each Portfolio are divided into Institutional and Retail Class A classes. The shares of the Trust's Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund have been further divided into Retail Class B shares (collectively with the Institutional and Retail Class A Shares, the "shares"). All classes of shares of a Portfolio have a common investment objective and investment limitations and policies. The Trust is not currently offering shares of the Short Term Municipal Bond Fund for sale to the public.

The Trust may issue an unlimited number of shares of each of its Portfolios. Each share is entitled to dividends and distributions out of income earned on the assets of its Portfolio as may be declared in the discretion of the Trust's Board of Trustees. When issued and paid for, shares are fully paid and non-assessable by the Trust and will have no preference, conversion or preemptive rights. The Board of Trustees can divide any shares of the Trust to create one or more other Portfolios and to create classes in such Portfolios.

At the end of an eight-year period beginning on the first day of the month in which the shares were purchased, Class B shares will automatically convert to Class A shares and will no longer be subject to Class B share distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two classes.

All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Portfolio or class, except where voting by Portfolio or class is required by law or where the matter involved affects only one Portfolio or class. Class B shareholders of any Portfolio must approve any material increase in fees payable with respect to the Portfolio's Class A shares so long as Class B shares are convertible into Class A shares. The Trust is not required under Massachusetts law to hold annual meetings of shareholders, but will hold shareholder meetings if required to do so by the Investment Company Act of 1940. Special meetings may be called for a specific Portfolio for purposes such as changing fundamental policies or approving certain contracts. Shareholders will be permitted to call a meeting of shareholders, and will receive assistance in communicating with other shareholders, for the purpose of voting upon the removal of any Trustee, as long as such shareholder request is in writing and is signed by shareholders of record of no less than 10% of the Trust's outstanding shares.

The shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

The Trust may be terminated at any time by a majority of the Trustees subject to a favorable vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of each Portfolio or any class thereof voting separately by Portfolio or class. The liquidation of any particular Portfolio or any class thereof may be authorized by vote of a majority of the Trustees subject to the approval of a majority of the outstanding voting shares of that Portfolio or such class, as defined in the 1940 Act. The term "majority of the outstanding shares" of a Portfolio as used in this Statement of Additional Information means the vote of (i) 67% or more of the Portfolio's or classes shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio or class are present or represented by proxy, or (ii) more than 50% of the Portfolio's or classes outstanding shares, whichever is less.

The management and affairs of the Trust are supervised by the Trustees under the laws of Massachusetts. The Trustees supervise the business activities of the Trust and have approved contracts under which other entities provide essential management services to the Trust.

The Trustees of the Trust were re-elected at a special meeting of shareholders held on October 29, 1999. The Trustees serve during the lifetime of the Trust, or until they die, resign or are removed. The Trustees may elect their own successors. Under the Trust Agreement, shareholders of record of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, liability of the shareholders for liabilities of the Trust.

INVESTMENT STRATEGIES AND RISKS

STRATEGIES

EQUITY FUND - Under normal market conditions, the Equity Fund invests in a diversified portfolio of common stocks, including American Depository Receipts ("ADRs") and securities convertible into or exchangeable for common stock, traded on U.S. national securities exchanges (including The NASDAQ Stock Market). Under normal conditions, the Equity Fund will invest at least 80% of its total assets in common stocks. The Equity Fund will not invest more than 20% of its total assets in securities convertible into or exchangeable for common stock. The Equity Fund may invest only in convertible debentures that have received a rating of A or higher by Standard & Poor's Corporation ("S&P") or A or higher by Moody's Investors Service ("Moody's") or are determined to be of comparable quality by First Security Investment Management, Inc., the Trust's investment adviser (the "Adviser") at time of purchase.

The Equity Fund may purchase securities on a "when-issued" basis and may engage in securities repurchase transactions. The Equity Fund may also write (sell) covered call options.

In addition, under normal market conditions, the Equity Fund may invest up to 10% of its total assets in money market and U.S. equity index mutual funds.

BALANCED FUND - The Balanced Fund invests primarily in equity securities, intermediate maturity fixed income securities and money market instruments. Under normal market conditions, the Balanced Fund invests between 25-75% of its total assets in a diversified portfolio of common stocks, including ADRs and securities convertible into or exchangeable for common stock, traded on U.S. national securities exchanges (including The NASDAQ Stock Market).

The Balanced Fund will, under normal market conditions, invest a minimum of 25% of its total assets in fixed income securities, including obligations issued by the U.S. Government and its agencies and instrumentalities, zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures, asset-backed securities, floating or variable rate corporate notes and U.S. dollar denominated debt securities of foreign issuers. The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. The Portfolio's investment in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and U.S. dollar denominated debt securities of foreign issuers will not exceed 40% of the fixed income portion of the Portfolio.

All of the fixed income securities and any convertible securities purchased by the Balanced Fund will be rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or will be determined to be of comparable quality by the Adviser at the time of purchase. However, not more than 20% of the assets of the Balanced Fund that are invested in fixed income securities and convertible securities may be invested in bonds or other securities that are rated BBB by S&P or Baa by Moody's or are determined to be of comparable quality by the Adviser. In the event the credit quality of bonds or other securities purchased by the Balanced Fund declines below the applicable criteria, the Adviser may consider selling such securities.

The Balanced Fund may invest in U.S. equity index mutual funds and in money market instruments, including money market mutual funds, securities issued or guaranteed by the United States Government and its agencies or instrumentalities, repurchase agreements, certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year and commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at time of purchase.

The Balanced Fund may purchase securities on a "when-issued" basis and may engage in securities repurchase transactions. The Balanced Fund may also write
(sell) covered call options.

INTERMEDIATE TERM BOND FUND - The Intermediate Term Bond Fund may invest in the following debt securities:

         -        fixed income securities,
         - obligations issued by the U.S. Government and its agencies and instrumentalities,
         - zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures,
         -        asset-backed securities,
         -        floating or variable rate corporate notes, and
         -        U.S. dollar denominated debt securities of foreign issuers.

The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all interest and principal payments from a pool of mortgage loans underlying the security. All of the foregoing investment securities are considered by the Trust to be bonds and will be rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or will be determined to be of comparable quality by the Adviser at the time of purchase. However, the Intermediate Term Bond Fund may not invest more than 20% of its assets in bonds that are rated BBB by S&P or Baa by Moody's or are determined to be of comparable quality by the Adviser. In the event the credit quality of bonds purchased by the Intermediate Term Bond Fund declines below the applicable criteria, the Adviser may consider selling such securities. The Portfolio's investment in mortgage-backed securities, asset-backed securities, floating or variable rate corporate notes and U.S. dollar denominated debt securities of foreign issuers will not exceed 40% of its total assets.

The Intermediate Term Bond Fund may invest in money market instruments, including:

         - securities issued or guaranteed by the United States Government and its agencies or instrumentalities,
         -        repurchase agreements,
         - certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year, and
         - commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at time of purchase.

The Intermediate Term Bond Fund may also invest up to 10% of its total assets in money market mutual funds.

The Intermediate Term Bond Fund may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments.

SHORT TERM BOND FUND - The Short Term Bond Fund's permitted investments consist of the following debt securities:

         -        fixed income securities,
         - obligations issued by the U.S. Government and its agencies and instrumentalities,
         - zero coupon receipts involving U.S. Treasury obligations and corporate bonds and debentures,
         -        asset-backed securities,
         -        floating or variable rate corporate notes, and
         -        U.S. dollar denominated debt securities of foreign issuers.

The Portfolio may also invest in mortgage-backed securities (including collateralized mortgage obligations), which are securities issued by government sponsored entities, such as the Government National Mortgage Association, or by private issuers that entitle the holder to a share of all principal and interest payments from a pool of mortgage loans underlying the security. All of the foregoing investment securities will be rated A or higher by S&P or by Moody's at the time of purchase or determined to be of comparable quality by the Adviser at the time of purchase, and are considered by the Trust to be bonds. In the event the credit quality of the bonds purchased by the Short Term Bond Fund declines below the applicable criteria, the Adviser will consider selling such securities.

The Short Term Bond Fund may invest in money market instruments, including:

         - securities issued or guaranteed by the United States Government and its agencies or instrumentalities,
         -        repurchase agreements,
         - certificates of deposit or bankers' acceptances issued by domestic banks or savings institutions with assets exceeding $2.5 billion at the end of their most recent fiscal year, and
         - commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase.

The Short Term Bond Fund may also invest up to 10% of its total assets in money market mutual funds.

The Short Term Bond Fund may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments.

MUNICIPAL BOND FUND - The issuers of municipal securities purchased by the Municipal Bond Fund can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Municipal Bond Fund will not invest more than 15% of its assets in municipal securities of issuers located in any single state, territory or possession. Although the Adviser intends to invest solely in municipal securities, up to 20% of all of the assets of the Municipal Bond Fund can be invested in U.S. Treasury obligations when suitable municipal securities are not available.

The Municipal Bond Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser:

         - Municipal bonds rated BBB or better by S&P or Baa or better by Moody's, provided, that municipal bonds held by the Portfolio will, on a dollar-weighted basis, have a rating of A or better, and the Portfolio may not invest more than 20% of its assets in municipal bonds rated BBB by S&P or Baa by Moody's;

         - Municipal notes rated at least SP-1 by S&P or MIG-1 by Moody's;

         - Tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's;

         - Municipal lease obligations that have the ratings specified above or that are of comparable quality as determined by the Adviser upon consideration of relevant factors specified by the board of trustees of the Trust
                  (the "Trustees"), including the likelihood that the lease related to the obligation will be canceled or that funds will not be appropriated for payment thereof. Municipal lease obligations that are subject to an annual appropriation by the issuer may be purchased by the Portfolio only if the security in question is insured by an approved municipal insurance company (e.g. AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation, Financial Guaranty Insurance Company); and

         - Shares of mutual funds that invest primarily in municipal bonds, municipal notes, tax-exempt commercial paper or municipal lease obligations that have the ratings specified above. Up to 10% of the assets of the Portfolio may be invested in such mutual fund shares.

In the event the credit quality of municipal securities owned by the Municipal Bond Fund declines below the applicable criteria outlined above, the Adviser may consider selling such securities.

The Municipal Bond Fund may invest in variable and floating rate obligations, municipal zero coupon securities, may purchase securities on a "when-issued" basis and reserves the right to engage in transactions involving standby commitments.

SHORT TERM MUNICIPAL BOND FUND - The issuers of municipal securities purchased by the Short Term Municipal Bond Fund can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Short Term Municipal Bond Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser:

         - municipal bonds rated BBB or higher by S&P or Baa or higher by Moody's, provided, however, that the Portfolio may not invest more than 20% of its assets in bonds rated BBB by S&P or Baa by Moody's;

         - municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and

         - tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's.

In the event the credit quality of municipal securities owned by the Portfolio declines below the applicable criteria outlined above the Adviser may consider selling such securities.

The Short Term Municipal Bond Fund may also purchase other types of tax exempt instruments as long as they are of a quality equivalent to the bond, note or commercial paper ratings stated above, and may invest up to 10% of its total assets in tax-exempt money market mutual funds. The Short Term Municipal Bond Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments.

IDAHO MUNICIPAL BOND FUND - The Idaho Municipal Bond Fund may purchase the following types of municipal securities of issuers located in Idaho, but only if such securities, at the time of purchase, have the requisite ratings set forth below or are of comparable quality as determined by the Adviser at the time of purchase:

         - municipal bonds rated BBB or higher by S&P or Baa or higher by Moody's, provided, however, that the Portfolio may not invest more than 20% of its assets in bonds rated BBB by S&P or Baa by Moody's;

         - municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and

         - tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's.

The Adviser will consider selling municipal securities owned by the Portfolio if their credit quality declines below the applicable criteria outlined above.

Up to 20% of the Portfolio's total assets may be invested in tax-exempt money market funds and other municipal securities, the interest on which is exempt from Federal income taxes, but not from Idaho income tax, based upon opinions from bond counsel for the issuers. Such investments will be of the same credit quality discussed above.

The Idaho Municipal Bond Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments.

GENERAL INVESTMENT POLICIES - For temporary defensive purposes, when the Adviser determines that market conditions warrant, the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund each may invest up to 100% of its assets in:

                  - money market instruments consisting of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements,

                  - certificates of deposit and bankers' acceptances issued by domestic banks or savings and loan associations having net assets of at least $2.5 billion as of the end of their most recent fiscal year, and

                  - commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase,

                  - other long- and short-term debt instruments which are rated A or higher by S&P or Moody's at the time of purchase, and

                  -        cash reserves.

                  For temporary defensive purposes, when the Adviser determines that market conditions warrant, the Municipal Bond Fund , the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may each invest up to 100% of its assets in:

                  -        tax-exempt money market mutual funds,

                  -        U.S. Treasury obligations, and

                  -        cash reserves.

To the extent that any Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

The Equity Fund and Balanced Fund may write (sell) covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Portfolio sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option of which the Portfolio is the writer is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Portfolios may write options on an exchange or over-the-counter.

In order to generate additional income, the Portfolios may lend securities which they own pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolios continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

For additional information regarding permitted investments see APPENDIX A - PERMITTED INVESTMENTS. For a description of ratings, see APPENDIX B - RATINGS.

RISK FACTORS

ASSET-BACKED SECURITIES - Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

COVERED CALL OPTIONS (Equity Fund and Balanced Fund) - Risks associated with covered call option transactions include:

         - the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;

         - there may be an imperfect correlation between the movement in prices of options and the securities underlying them;

         -        there may not be a liquid secondary market for options; and

         - while the Portfolios will receive a premium when it writes covered call options, they may not participate fully in a rise in the market value of the underlying security.

MORTGAGE-BACKED SECURITIES - There are particular risk factors underlying investments in mortgage-backed securities. Due to the possibility of prepayments of the underlying mortgage instruments, market participants generally refer to an estimated average life for mortgage-backed securities that is shorter than their stated maturity. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. Thus, the estimated average life may be different than a security's actual average life.

MUNICIPAL SECURITIES - Economic, business or political developments might affect all municipal securities of a similar type. To the extent that a significant portion of the assets of the Municipal Bond Fund, Short Term Municipal Bond Fund or Idaho Municipal Bond Fund are invested in municipal securities payable from revenue on similar projects, those Portfolios will be subject to the particular risks presented by such projects. For example, certain municipal securities may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue and legislation may have the effect of limiting ad valorem taxes on real property or restricting the ability of taxing entities to increase real property tax revenues. Municipal securities that are payable only from the revenues derived from a particular facility, such as a utility or housing project, may be adversely affected by laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. If the payment of interest and principal on municipal securities are insured in whole or in part by a government created fund, the municipal securities may be adversely affected by laws or regulations that restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such securities. State and local tax revenues generally mirror economic conditions and may be adversely affected by regional or national recessions.

LOWER RATED SECURITIES (Balanced Fund, Intermediate Term Bond Fund, Municipal Bond Fund. Short Term Municipal Bond Fund and Idaho Bond Fund) - The Balanced Fund, the Intermediate Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may invest in securities rated as investment grade by either S&P or Moody's. Up to 20% of the assets of the Balanced Fund that are invested in fixed income securities and convertible securities, and up to 20% of the assets of the Intermediate Term Bond Fund, the Municipal Bond Fund , the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund, may be invested in bonds in the lowest investment grade debt category (i.e., bonds rated BBB by S&P or Baa by Moody's), which have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity on the part of the issuer of such bonds to make principal and interest payments than is the case with higher grade bonds. The Portfolios may retain a security which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade.

YANKEE-BONDS - U.S. dollar denominated debt securities of foreign issuers are referred to as " Yankee Bonds." Investing in the securities of issuers based in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. These include risks resulting from differences in accounting, auditing and financial reporting standards, lower liquidity than U.S. fixed income or debt securities, the possibility of nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations and political instability. There may be less publicly available information concerning foreign issuers of securities held by a Portfolio than is available concerning U.S. issuers. Purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes and taxes may be withheld from dividend and interest payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility and a greater risk of liquidity.

SPECIAL CONSIDERATIONS RELATING TO IDAHO MUNICIPAL SECURITIES

Certain risks are inherent in the Idaho Municipal Bond Fund's investments in Idaho municipal securities. The State of Idaho currently has no outstanding general obligation debt. In the past, tax anticipation notes have been issued by the State of Idaho that are backed by the full faith and credit of the State of Idaho. Other securities issued by Idaho state agencies are secured only by a pledge of revenues generated by investment of bond proceeds in assets such as low-income housing loans or loans for the construction of hospital facilities, and of reserve funds and other funds created from bond proceeds. Timely payment of general obligation bonds issued by political subdivisions of the State of Idaho is dependent upon the ability of those entities to collect anticipated tax revenues, which may be affected by general economic conditions and political changes. Timely payment of revenue bonds issued by political subdivisions of the State of Idaho is dependent upon collection of revenues from investments made with bond proceeds.


INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

Unless otherwise expressly noted, a Portfolio's limitations and policies are non-fundamental. A Portfolio's investment goal is a fundamental investment policy. Fundamental investment policies and limitations cannot be changed without approval by a majority of the outstanding voting securities of a Portfolio as defined in the Investment Company Act.

FUNDAMENTAL POLICIES

No Portfolio may:

1. Make loans, including securities lending, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Portfolio may purchase or hold debt instruments, and a Portfolio may enter into repurchase agreements as described in the Prospectus or Statement of Additional Information.

2.       Invest in companies for the purpose of exercising control.

3. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result
         (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer, except that this limitation shall not be applicable to the Idaho Municipal Bond Fund.

4. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (including commodities future contracts), unless acquired as a result of ownership of other securities or instruments. However, a Portfolio (other than the Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund) may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts if the obligations of such companies are permitted investments.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the Investment Company Act) except in connection with permitted borrowing as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation, order or interpretation of the Securities and Exchange Commission (the "SEC").

8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of the

         Portfolio. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce the income of the Portfolio.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

No Portfolio may:

1. Pledge, mortgage or hypothecate assets , except to secure temporary borrowings as permitted and described in its Prospectus or Statement of Additional Information.

2. Sell securities short, unless the Portfolio undertaking such transaction owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

3. Purchase securities of other investment companies, except for the purchase of shares of money market, U.S. equity index or tax-exempt investment companies as described in the Prospectus or Statement of Additional Information.

4. Purchase securities on margin, except that a Portfolio may obtain such short term credits as are necessary for the clearance of transactions.

5. Purchase securities of any company which has (with its predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets of such Portfolio (taken at fair market value) would be invested in such securities.

6. Invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

7. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate Term Bond Fund, the Short Term Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund may invest in standby commitments and the Equity Fund and the Balanced Fund may write (sell) covered call options.

8. Invest in illiquid securities, except that the Municipal Bond Fund, the Short Term Municipal Bond Fund and Idaho Municipal Bond may invest up to 15% of their total assets in illiquid securities.

THE ADVISER

The Trust and First Security Investment Management, Inc. (the "Adviser") have entered into an advisory agreement dated as of February 1, 1989 and amendments to the advisory agreement dated as of December 27, 1994 and November 1, 1995 (as further amended from time to time, the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the expenses of any Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by any applicable statute or regulatory authority of any jurisdiction in which the shares are qualified for offer and sale, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by vote of a majority of the outstanding voting securities of each Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio by a majority of the outstanding shares of that Portfolio, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

The Adviser is an indirect wholly-owned subsidiary of First Security Corporation, a financial services organization and registered financial holding company with headquarters in Salt Lake City, Utah.

For the fiscal years ended January 31, 2000, January 31, 1999 and January 31, 1998, the Portfolios paid the Adviser the following fees:


                                                                  2000                  1999                 1998
                                                                  ----                  ----                 ----
 Equity Fund                                                   $1,759,983            $1,371,071          $1,240,547
 Balanced Fund                                                  1,293,111             1,103,136           1,039,727
 Intermediate Term Bond Fund                                      703,658               725,043             708,954
 Short Term Bond Fund                                              98,414               158,011             227,276
 Municipal Bond Fund                                              316,174               291,720             201,286
 Short Term Municipal Bond Fund                                         0                 6,250              62,414
 Idaho Municipal Bond Fund                                        138,665               127,298             106,646

The advisory fees paid by the Portfolios for periods indicated were allocated between the Institutional, Class A and Class B classes of shares based upon the total assets of the respective classes.

Under the Advisory Agreement, the Adviser is entitled to receive a fee for the services it provides, which is calculated daily and paid monthly, at an annual rate of 0.74% of the average daily net assets of the Equity Fund and the Balanced Fund, and at an annual rate of 0.60% of the average daily net assets of the Intermediate Term Bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund. The Adviser has voluntarily waived a portion of its fee for the Trust's current fiscal year so that total operating expenses for the Equity Fund and the Balanced Fund (excluding 12b-1 fees) will not exceed 0.90%, and the total operating expenses for the Intermediate Term bond Fund, the Short Term Bond Fund, the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund (excluding 12b-1 fees) will not exceed 0.75%. The Adviser may revoke its fee waivers at any time at its sole discretion without notice to any current or prospective shareholder. For the fiscal year ended January 31, 2000, the Adviser received advisory fees in amounts equal to the following annual percentage rates applied to the average daily net assets of the Portfolios indicated:

                  -        0.61% for the Equity Fund;
                  -        0.59% for the Balanced Fund;
                  -        0.42% for the Intermediate Term Bond Fund;
                  -        0.28% for the Short Term Bond Fund;
                  -        0.42% for the Municipal Bond Fund;
                  -        0.00% for the Short Term Municipal Bond Fund;
                  -        0.36% for the Idaho Municipal Bond Fund.

For the fiscal years ended January 31, 2000, January 31, 1999 and January 31, 1998, the Adviser waived advisory fees for each Portfolio as follows:


                                                                   2000                  1999                1998
                                                                   ----                  ----                ----
 Equity Fund                                                     $386,420              $371,735            $198,551
 Balanced Fund                                                    337,389               282,755             212,761
 Intermediate Term Bond Fund                                      295,235               272,430             179,395
 Short Term Bond Fund                                             111,102               117,254             115,375
 Municipal Bond Fund                                              138,826               141,103             204,756
 Short Term Municipal Bond Fund                                         0                74,425              56,193
 Idaho Municipal Bond Fund                                         91,972                95,170             100,062

THE ADMINISTRATOR

The Trust and SEI Financial Management Corporation entered into an administration agreement (the "Administration Agreement") dated December 27, 1994. On June 1, 1996 SEI Investments Mutual Funds Services (formerly SEI Fund Resources) (the "Administrator") assumed the responsibilities of SEI Financial Management Corporation under the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administration Agreement was in effect for an initial three year term and will continue in effect for successive two-year periods unless terminated by either party on not less than 90 days prior written notice to the other party.

The Portfolios paid the Administrator the following fees pursuant to the Administration Agreement for the fiscal years ended January 31, 2000, January 31, 1999 and January 31, 1998.


                                                             2000                     1999                   1998
                                                             ----                     ----                   ----
 Equity Fund                                               $580,113                 $471,030               $389,080
 Balanced Fund                                              440,679                  374,566                338,610
 Intermediate Term Bond Fund                                332,967                  332,492                296,141
 Short Term Bond Fund                                        69,839                   93,548                114,208
 Municipal Bond Fund                                        151,668                  144,275                135,369
 Short Term Municipal Bond Fund                                   0                   26,982                 39,536
 Idaho Municipal Bond Fund                                   76,880                   74,156                 68,903

For the fiscal years ended January 31, 2000, January 31,1999 and January 31, 1998, the Administrator waived fees for the following Portfolios:


                                                              2000                     1999                   1998
                                                              ----                     ----                   ----
Short Term Municipal Bond Fund                                    0                   73,018                 60,464
Idaho Municipal Bond Fund                                    23,121                   25,844                 31,097

The Administrator is a wholly owned subsidiary of SEI Investments Management Corporation, which is a wholly-owned subsidiary of SEI Investments Company ("SEI"). The Administrator has its principal business offices at Oaks, PA 19456. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

The Administrator also serves as administrator or sub-administrator to the following other mutual funds:

SEI Institutional International Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Asset Allocation Trust
SEI Index Funds
SEI Institutional Managed Trust
SEI Daily Income Trust
The Advisor's Inner Circle Fund
The Pillar Funds
CUFUND
STI Classic Funds
First American Funds, Inc.
First American Strategy Funds, Inc.
First American Investment Funds, Inc.
The Expedition Funds
Amerindo Funds, Inc.
CNI Charter Funds
Friends Ivory Funds
Huntington VA Funds
The Nexis Fund, Inc.
The PBHG Funds, Inc.
PBHG Advisor Funds, Inc.
The Arbor Fund
Armada Funds
STI Classic Variable Trust
ARK Funds
Huntington Funds
HighMark Funds
Bishop Street Funds
TIP Funds
SEI Institutional Investments Trust
Alpha Select Funds
Oak Associates Funds
The Armada Advantage Fund
The Parkstone Group of Funds
UAM Funds Trust
UAM Funds Inc.
UAM Funds Inc., II

DISTRIBUTION

SEI Investments Distribution Co., Oaks, PA 19456 (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated December 27, 1994 for the Institutional and Class A shares and a distribution agreement dated February 6, 1998 for the Class B shares (collectively, the "Distribution Agreements"). The Distribution Agreements have an initial term of 1 year and continue in force and effect from year to year if such continuance is approved (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreements or interested persons (as defined in the Investment Company Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate in the event of any assignment, as defined in the Investment Company Act, and are terminable with respect to a particular Portfolio on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Portfolio or by the Distributor.

DISTRIBUTION PLANS
------------------

The Trust has adopted a Distribution Plan for the Retail Class A shares of each Portfolio (the "Class A Plan") and for the Retail Class B shares of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund (the "Class B Plan" and collectively with the Class A Plan, the "Plans") in accordance with the provisions of Rule 12b-1 under the Investment Company Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans and the Distribution Agreements are in the best interests of the Retail Class A and Retail Class B shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class A shares or the Class B shares of the Portfolio affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees. Except to the extent that the Administrator and Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plans or related agreements.

THE CLASS A PLAN

The Distribution Agreement and Class A Plan provide for payment to the Distributor of a total fee in connection with the servicing of shareholder accounts of the Class A shares, calculated and payable monthly, at the annual rate of 0.25% of the value of the average daily net assets of such class. All or any portion of such total fee may be payable as a Shareholder Servicing Fee, and all or any portion of such total fee may be payable as a Distribution Fee, as determined from time to time by the Trustees of the Trust. All such fees are currently designated and payable as a Shareholder Servicing Fee.

The Shareholder Servicing Fee may be used by the Distributor to provide compensation for ongoing servicing or maintenance of shareholder accounts with respect to the Class A shares of the Portfolios of the Trust. Compensation may be paid by the Distributor to persons, including employees of the Distributor, and institutions who respond to inquiries of holders of Class A shares regarding their ownership of shares or their accounts with the Trust or who provide other administrative or accounting services not otherwise provided by the Adviser, transfer agent or other agent of the Trust.

Payments under the Class A Plan are not tied exclusively to the expenses for shareholder servicing activities actually incurred by the Distributor, so that such payments may exceed expenses actually incurred by the Distributor. The Trust's Board of Trustees will evaluate the appropriateness of the Class A Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the plan.

The Trust's Adviser and the Distributor may, at their option and in their sole discretion, make payments from their own resources to cover costs of additional shareholder servicing activities.

For the fiscal years ended January 31, 2000, January 31, 1999 and January 31, 1998, the Class A share classes of the Portfolios paid the Distributor the following amounts.

                                                             2000                     1999                   1998
                                                             ----                     ----                   ----
 Equity Fund                                                $31,288                  $27,258                $15,416
 Balanced Fund                                              $10,447                  $10,370                 $8,122
 Intermediate Term Bond Fund                                 $3,616                   $5,823                 $6,289
 Short Term Bond Fund                                         $ 396                    $ 362                   $627
 Municipal Bond Fund                                        $16,315                  $21,582                $23,004
 Short Term Municipal Bond Fund                                   0                    1,032                    569
 Idaho Municipal Bond Fund                                  $26,750                  $25,622                $22,554

THE CLASS B PLAN

The Distribution Agreement and Class B Plan provide for payment to the Distributor of a distribution fee, calculated and payable monthly, at an annual rate of up to and including 0.75% of the value of the average daily net assets of the Class B Shares, or such lesser amount as may be determined from time to time by the Trustees of the Trust, and a shareholder servicing fee, calculated and payable monthly, at an annual rate of up to and including 0.25% of the value of the average daily net assets of the Class B shares, or such lesser amount as may be established from time to time by the Trustees of the Trust. The Distributor has elected to collect a distribution fee for the Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund of 0.65% per annum, but reserves the right to collect the full distribution fee payable under the Class B Plan at any time.

The shareholder servicing fee may be used by the Distributor to provide compensation for ongoing servicing and maintenance of shareholder accounts with respect to Class B shares. Compensation may be paid by the Distributor to persons, including employees of the Distributor, and institutions that respond to inquiries of holders of Class B shares regarding their ownership of such shares or their accounts with the Trust or who provide administrative or accounting services not otherwise required to be provided by the Trust's investment adviser, transfer agent or other agent of the Trust.

The distribution fee may be used by the Distributor to provide initial and ongoing sales compensation to its employees and to other broker-dealers in respect of sales of Class B shares of the applicable Portfolios of the Trust and to pay for other advertising and promotional expenses in connection with the distribution of the Class B shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of overhead and other expenses of the Distributor related to the distribution of such shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other person who provides support service in connection with the distribution of such shares, including travel, entertainment and telephone expenses.

Payments under the Class B Plan are not tied exclusively to the expenses for shareholder servicing and distribution related activities actually incurred by the Distributor, so that such payments may exceed expenses actually incurred by the Distributor. The Trust's Board of Trustees will evaluate the appropriateness of the Class B Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class B Plan.

The Trust's investment adviser and the Distributor may, at their option and in their sole discretion, make payments from their own resources to cover costs of additional distribution and shareholder servicing activities.

For the fiscal year ended January 31, 2000 and the period from May 8, 1998 through January 31, 1999 the Class B share classes of the Portfolios paid the Distributors the following amounts.


                                                                             Fiscal Year Ended            Period Ended
                                                                             January 31, 2000           January 31, 1999
                                                                             ----------------           ----------------
                    Equity Fund                                                   $26,394                  $10,900
                    Balanced Fund                                                  17,988                    4,955
                    Municipal Bond Fund                                            22,808                    8,853
                    Idaho Municipal Bond Fund                                      19,590                    6,275

SALES CHARGE AND CONTINGENT DEFERRED SALES CHARGE.

Class A shares of the Portfolios are offered for sale to the public at net asset value of each Class A share plus the applicable sales charge. The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Portfolio and the amount retained by the Distributor for the fiscal years ended January 31, 2000, January 31, 1999, and January 31, 1998.

                                                     2000                     1999                     1998
                                                     ----                     ----                     ----
                                              Sales       Amount      Sales         Amount       Sales       Amount
                                              Charge     Retained     Charge       Retained     Charge      Retained
                                              ------     --------     ------       --------     ------      --------

 Equity Fund                                  44,465       4,930      $82,076       $6,221     $189,578     $19,045
 Balanced Fund                                 9,053       1,017       24,842        2,505       34,610       3,413
 Intermediate Term Bond  Fund                  1,099         133       18,999        1,649       25,164       2,427
 Short Term Bond Fund                             47           5          133           12          367          32
 Municipal Bond Fund                          10,558       1,210       24,063        2,341       19,198       1,926
 Short Term Municipal Bond Fund                                         3,159          439          593          46

 Idaho Municipal Bond Fund                     7,875         936       21,908        2,213       12,766       1,310

The Distributor may reallow to dealers selling Portfolio shares a portion of the sales charge collected by the Distributor in connection with those sales. The table below shows the sales charge and the amounts of such reallowances expressed as a percentage of the offering price of each Portfolio's Class A shares.

EQUITY FUND AND
BALANCED FUND

--------------------------------------------------------------------------------------------------------------------
             Amount of Purchase                       Sales Charge as                    Reallowance and
                                                      a Percentage of                 Brokerage Commissions
                                                      Offering Price                     as a Percentage
                                                                                        of Offering Price
---------------------------------------------------------------------------------------------------------------------
             less than $25,000                                          4.50%                                 4.05%
       $25,000 but less than $50,000                                    4.00%                                 3.60%
       $50,000 but less than $100,000                                   3.50%                                 3.15%
      $100,000 but less than $250,000                                   3.00%                                 2.70%
      $250,000 but less than $500,000                                   2.50%                                 2.25%


                                      S-25

     $500,000 but less than $1,000,000                                  2.00%                                 1.80%
           $1,000,000 and over(1)                                       -                                     -
--------------------------------------------------------------------------------------------------------------------


INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------------------------------------------
             Amount of Purchase                       Sales Charge as                    Reallowance and
                                                      a Percentage of                 Brokerage Commissions
                                                      Offering Price                     as a Percentage
                                                                                        of Offering Price
--------------------------------------------------------------------------------------------------------------------
             less than $50,000                                          3.50%                                 3.15%
       $50,000 but less than $100,000                                   3.00%                                 2.70%
      $100,000 but less than $250,000                                   2.50%                                 2.25%
      $250,000 but less than $500,000                                   2.00%                                 1.80%
     $500,000 but less than $1,000,000                                  1.50%                                 1.35%
           $1,000,000 and over(1)                                       -                                     -

--------------------------------------------------------------------------------------------------------------------


SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------
             Amount of Purchase                       Sales Charge as                    Reallowance and
                                                      a Percentage of                 Brokerage Commissions
                                                      Offering Price                     as a Percentage
                                                                                        of Offering Price
--------------------------------------------------------------------------------------------------------------------
             less than $100,000                                         1.50%                                 1.35%
      $100,000 but less than $250,000                                   1.00%                                 0.90%
      $250,000 but less than $500,000                                   0.75%                                 0.68%
     $500,000 but less than $1,000,000                                  0.50%                                 0.45%
           $1,000,000 and over(1)                                       -                                     -


                                      S-26

--------------------------------------------------------------------------------------------------------------------


MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------
             Amount of Purchase                       Sales Charge as                    Reallowance and
                                                      a Percentage of                 Brokerage Commissions
                                                      Offering Price                     as a Percentage
                                                                                        of Offering Price
--------------------------------------------------------------------------------------------------------------------
             less than $50,000                                          4.00%                                 3.60%
       $50,000 but less than $100,000                                   3.50%                                 3.15%
      $100,000 but less than $250,000                                   3.00%                                 2.70%
      $250,000 but less than $500,000                                   2.50%                                 2.25%
     $500,000 but less than $1,000,000                                  2.00%                                 1.80%
           $1,000,000 and over(1)                                       -                                     -

--------------------------------------------------------------------------------------------------------------------

Class B shares of the Equity Fund, Balanced Fund, Municipal Bond Fund and Idaho Municipal Bond Fund are offered for sale at net asset value of each Class B share. Class B shares are redeemed at a price equal to the net asset value of such shares less the applicable contingent deferred sales charge. The following chart reflects the contingent deferred sales charges paid by Class B shareholders for the fiscal year ended January 31, 2000 and the period from May 8, 1998 through January 31, 1999:

                                                                          Fiscal Year
                                                                             Ended         Period Ended
                                                                       January 31, 2000  January 31, 1999
                                                                       ----------------  ----------------
         Equity Fund                                                         18,939           $660
         Balanced Fund                                                        7,308            839
         Municipal Bond Fund                                                 11,305            755
         Idaho Municipal Bond Fund                                           16,099           5,000

TRUSTEES AND OFFICERS OF THE TRUST

The principal occupations of the Trustees and officers of the Trust for the past five years are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

                                                     Position                           Principal
                                                    Held With                         Occupation(s)
   Name and Address                                 Registrant                     During Past 5 Years
   ----------------                                 ----------                     -------------------
Frederick A. Moreton, Jr.*                          Trustee and Chairman      Senior Vice President, PaineWebber,
170 South Main, Suite 625                                                     Incorporated
Salt Lake City, UT  84145-0170
Age: 60

Robert G. Love                                      Trustee                   Consultant, Harris & Love
2275 Dallin Street                                                            Advertising, Inc.
Salt Lake City, UT  84109                                                     (retired 1998)
Age: 76

August Glissmeyer, Jr.                              Trustee                   Retired
4458 Camille Street
Salt Lake City, UT  84124
Age: 74

Carl S. Minden                                      Trustee                   Retired
314 Federal Height Circle
Salt Lake City, UT  84103
Age: 77

George L. Denton, Jr.*                              Trustee                   Retired
2915 Sherwood Drive
Salt Lake City, UT  84108
Age: 79

James H. Gardner                                    Trustee                   Professor, University of Utah,
1616 Arlington Drive                                                          retired 1996; Director, Steiner
Salt Lake City, UT  84103                                                     Corp. (industrial services);
Age: 76                                                                       Adviser, American Stores (retail)
                                                                              1995-1999; Director, Marion
                                                                              Laboratories (and successors)
                                                                              (pharmaceuticals) 1976-1996.


                                      S-29

Blaine Huntsman                                     Trustee                   Principal, Teton Creek Management
136 South Main Street, Suite 421                                              Co. (consulting) 1995-present.
Salt Lake City, UT  84111                                                     Chairman & CEO, Director, Jore
Age: 64                                                                       Corporation Director, J.P.
                                                                              Realty, Inc.

Kent H. Murdock                                     Trustee                   President and CEO, O.C. Tanner
3015 E. Craig Drive                                                           Company (corporate recognition
Salt Lake City, UT  84109                                                     awards) 1991-present.
Age: 53

John L. Rudisill*                                   Trustee; Executive Vice   Senior Vice President and Manager,
First Security Corporation                          President                 First Security Corporation (bank
61 South Main, 6th Floor                                                      holding company) 1994 - present.
Salt Lake City, UT  84111                                                     Director, First Security Investor
Age: 44                                                                       Services (broker-dealer) 1997-1999.

Robert Nesher                                       President                 President and Chief Executive
SEI Investments Management Corporation                                        Officer of SEI, the Administrator
Oaks, PA 19456                                                                and Distributor since 1995.
Age 52                                                                        Director and Executive Vice
                                                                              President of SEI 1986 - 1994.
                                                                              Chairman, SEI Mutual Funds since 1989.

Lydia A. Gavalis                                    Vice President and        Vice President and Assistant
SEI Investments Management                          Assistant Secretary       Secretary of SEI, the Administrator
  Corporation                                                                 and  Distributor since 1998.
Oaks, PA 19456                                                                Assistant General Counsel and
Age: 35                                                                       Director of Arbitration,
                                                                              Philadelphia Stock Exchange 1989-1998.


                                      S-30

Todd Cipperman                                      Vice President and        Vice President and Assistant
SEI Investments Management                          Assistant Secretary       Secretary of SEI, the Administrator
  Corporation                                                                 and the Distributor since 1995.
Oaks, PA  19456                                                               Associate, Dewey Ballantine (law
Age: 34                                                                       firm) 1994-1995.  Associate, Winston
                                                                              & Strawn (law firm) 1991-1994.

Timothy D. Barto                                    Vice President and        Vice President and Assistant
SEI Investments Management Corporation              Assistant Secretary       Secretary of SEI, the Administrator
Oak, PA  19456                                                                and Distributor since November
Age: 32                                                                       1999.  Associate at Dechert Price &
                                                                              Rhoads 1997-1999. Associate at
                                                                              Richter, Miller & Finn 1994-1997.

Christine M. McCullough                             Vice President and        Vice President and Assistant
SEI Investments Management                          Assistant Secretary       Secretary of SEI, the Administrator
Corporation                                                                   and Distributor since November
Oak, PA 19456                                                                 1999.  Associate at White and
Age: 39                                                                       Williams LLP 1991-1999.  Associate
                                                                              at Montgomery, McCracken, Walker &
                                                                              Rhoads 1990-1991.


                                      S-31

James R. Foggo                                      Vice President and        Vice President and Assistant
SEI Investments Management Corporation              Secretary                 Secretary of SEI, the Administrator
Oak, PA  19456                                                                and Distributor since 1998.
Age: 38                                                                       Associate, Paul Weiss, Rifkind,
                                                                              Wharton & Garrison (1998).
                                                                              Associate, Baker & McKenzie (1995 -
                                                                              1998).  Associate, Battle Fowler
                                                                              L.L.P. (1993 - 1995).  Operations
                                                                              Manager, The Shareholder Services
                                                                              Group, Inc. (1986 - 1990).

Jeffrey Fries                                       Treasurer and Principal   Director, Fund Accounting and
SEI Investments Management                          Financial Officer         Administration - SEI Fund Resources
  Corporation                                                                 since 1997.  Vice President - Smith
Oaks, PA 19456                                                                Barney Corporate Trust Company,
Age: 38                                                                       Trust Operations Unit - 1991-1997.

Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust as of January 31, 2000.

Trustees receive from the Trust an annual fee and are reimbursed for all out-of-pocket expenses relating to attendance of meetings. The fees paid to Trustees for the fiscal year ended January 31, 2000, are shown below. Officers of the Trust do not receive compensation from the Trust for serving as officers. No person who is a director, officer or employee of the Adviser serves as a Trustee, officer or employee of the Trust.

                                                          Pension or                                  Total
                                                          Retirement                               Compensation
                                       Aggregate       Benefits Accrued        Estimated            from Trust
                                   Compensation from      as Part of        Annual Benefits          and Fund
      Trustee(1)                      the Trust         Trust Expenses      upon Retirement         Complex(2)
      -----------                     ---------         --------------      ---------------         ----------
Frederick A. Moreton, Jr.              $8,500                $0                   $0                  $8,500
Robert G. Love                          8,500                 0                    0                   8,500
August Glissmeyer, Jr.                  9,000                 0                    0                   9,000
Carl S. Minden                          8,500                 0                    0                   8,500
George L. Denton, Jr.                   9,000                 0                    0                   9,000
James H. Gardner                        9,000                 0                    0                   9,000
Blaine Huntsman                         9,000                 0                    0                   9,000
Kent H. Murdock                         8,500                 0                    0                   8,500

(1) One of the Trustees, John Rudisill receives no compensation from the Trust.

(2) The Trust is not part of a Fund Complex.


PERFORMANCE

From time to time, each Portfolio may advertise yield or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual funds rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Portfolio may quote a service that ranks mutual funds on the basis of risk-adjusted performance (such as Morningstar, Inc.). A Portfolio may use long-term performance of appropriate capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in the appropriate capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Because the Class A and Class B shares of a Portfolio have different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ.

The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated in each such period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[(a-b)/cd) + 1) to the power of 6-1], where a = dividends and interest earned during the period; b= expenses accrued for the period (net of waivers/reimbursement); c= the current daily number of shares outstanding during the period that were entitled to receive dividends; and d= maximum offering price per share on the last day of period.

For the 30 day period ended January 31, 2000, the yield of shares of each Portfolio was:

                                                     Institutional Class       Retail Class A        Retail Class B
                                                          Shares                    Shares               Shares
 Equity Fund                                                0.01%                    (0.23)%             (1.03)%
 Balanced Fund                                              1.87                      1.54                0.84
 Intermediate Term Bond Fund                                6.44                      5.97                N/A
 Short Term Bond Fund                                       6.18                      5.84                N/A
 Municipal Bond Fund                                        5.64                      5.17                4.73
 Short Term Municipal Bond Fund                              N/A                      N/A                 N/A
 Idaho Municipal Bond Fund                                  4.97                      4.53                4.06

The Municipal Bond Fund, the Short Term Municipal Bond Fund and Idaho Municipal Bond Fund may from time to time advertise a taxable equivalent yield. The taxable equivalent yield for those Portfolios is the rate an investor would have to earn from a fully taxable investment in order to equal it's yield after taxes. Taxable equivalent yields are calculated by dividing the Portfolio's yield by one minus the stated federal tax rate and one minus the stated federal tax rate plus the state tax rate for state specific funds (if only a portion of the Portfolio's yield was tax-exempt, only that portion is adjusted in the calculation).

For the 30 day period ended January 31, 2000, the tax equivalent yield for shares of each Portfolio was:

                                          Institutional Class            Retail Class A       Retail Class B
                                                Share                       Shares               Shares
 Municipal Bond Fund                             8.17%                       7.49%                6.86%
 Short Term Municipal Bond Fund                   N/A                        N/A                  N/A
 Idaho Municipal Bond Fund                       8.17%                       7.43%                6.68%

The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1+T)to the power of n-ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Shown below for each of the Portfolios is the annual total return, after payment of the maximum sales charge, for the one year and five year periods year ended January 31, 2000 and the average annual total return for the life of each Portfolio.


                           Institutional Class Shares


                                                                 One                  Five                   Since
                                                                 Year                 Years               Inception(1)
                                                                 ----                 -----               ------------
Equity Fund                                                     10.06%                21.54%                 21.66%
Balanced Fund                                                    6.15                 15.12                  15.26
Intermediate Term Bond Fund                                     (2.54)                 5.69                   5.90
Short Term Bond Fund                                             3.02                  5.35                   5.41
Municipal Bond Fund                                             (5.94)                N/A                     3.24
Short Term Municipal Bond Fund                                  N/A                   N/A                    N/A
Idaho Municipal Bond Fund                                       (5.11)                 4.55                   4.82


1. The Institutional Class of shares of all Portfolios commenced operations on December 28, 1994, except for the Municipal Bond Fund, which commenced operations on November 1, 1996.

---------------------


                              Retail Class A Shares
                                                                 One           Five                          Since
                                                                 Year          Years                       Inception(1)
                                                                 ----          -----                       ------------
Equity Fund                                                      4.78%          N/A                           19.87%
Balanced Fund                                                    1.13           N/A                           13.60
Intermediate Term Bond Fund                                     (6.17)          N/A                            4.54
Short Term Bond Fund                                             1.35           N/A                            4.71
Municipal Bond Fund                                             (9.86)          N/A                            1.79
Short Term Municipal Bond Fund                                  N/A             N/A                           N/A
Idaho Municipal Bond Fund                                       (9.07)          N/A                            3.32

1. The Retail Class A shares of all Portfolios commenced operations on March 6, 1995, except for the Municipal Bond Fund, which commenced operations on November 1, 1996.

---------------------

                              Retail Class B Shares
                                                                One            Five                          Since
                                                                Year           Years                      Inception(1)
                                                                ----           -----                      ------------
Equity Fund                                                      3.82%          N/A                           9.34%
Balanced Fund                                                    0.12           N/A                           5.37
Municipal Bond Fund                                            (11.28)          N/A                          (3.42)
Idaho Municipal Bond Fund                                      (10.38)          N/A                          (2.63)

1. Class B shares were first offered for sale to the public on May 8, 1998.

---------------------


PURCHASE, AND REDEMPTION OF SHARES

PARTICIPATING DEALERS

Retail Class A and Class B Shares ("Retail Shares") of the Portfolios may be purchased, exchanged or redeemed through a financial intermediary, such as a broker-dealer, bank or other financial institution or organization, which has entered into an agreement with the Distributor to sell Retail Shares (a "Participating Dealer"). Participating Dealers may impose a cut-off time earlier than those described below for receipt of purchase, exchange or redemption orders directed through them to allow for processing and transmittal of those orders to the Transfer Agent for effectiveness the same day. Retail Shares purchased by Customers through Participating Dealers may be held of record by the Participating Dealer. Customers who desire to transfer the registration of Retail Shares beneficially owned by them but held of record by a Participating Dealer should contact their Participating Dealer to accomplish such change. Depending upon the terms of a particular Customer account, a Participating Dealer may charge a Customer account fees. Information concerning these services and any charges should be obtained by the Customer from the Participating Dealer.

GENERAL INFORMATION ON PURCHASES

The purchase price of Institutional shares is the net asset value next determined after receipt of the purchase order by the Distributor. Purchase Orders for Class A shares will be executed at a price per share equal to the net asset value next determined after the receipt of the purchase order by the Distributor plus any applicable sales charge. Purchase orders for Class B shares will be executed at a price per share equal to the net asset value next determined after receipt of the purchase order by the Distributor, without an initial sales charge, but Class B shares will be subject to a contingent deferred sales charge if they are redeemed within six years after purchase as described in the Prospectus.

The minimum initial investment in Institutional Shares is $500,000. The minimum initial investment in Retail Shares is $1,000. However, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases of Retail Shares must be in amounts of at least $100 (including purchases through payroll deductions authorized pursuant to pre-approved payroll deduction plans); however, the subsequent purchase amount may be waived at the Distributor's discretion. Purchase orders for Class B shares may not exceed $500,000. Shares may be purchased on days on which the New York Stock Exchange is open for business ("Business Days"). Orders for the purchase of Shares must be received before 4:00 p.m. Eastern Time on any Business Day for the order to be accepted on that Business Day. Purchase or redemption orders received after the net asset value has been determined will be priced at the next Business Day's net asset value. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

DISTRIBUTION INVESTMENT OPTION

If directed by the Customer, distributions of dividends and capital gains made by a Portfolio may be invested in shares of the same class of one of the other Portfolios, if such shares are available for sale. Investments of distributions in shares of one of the other Portfolios must meet the applicable initial investment minimum, or be made in an existing account and meet the applicable additional purchase minimum. Such investments will not be subject to sales charges. A Customer considering the Distribution Investment Option should consider the differences in objectives and policies of another Portfolio before making any investment in such Portfolio. The Trust reserves the right to terminate this Distribution Investment Option without further notice to shareholders.

ALTERNATIVE SALES CHARGE OPTIONS

Investors may purchase Retail Shares of the Portfolios at a price equal to their net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents a Portfolio's interest in a portfolio of investments. The classes have the same rights and are identical in all respects except that ( i) Class B shares bear the expenses of the deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders must approve any material increase in distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares),
(iii) only Class B shares carry a conversion feature and (iv) each class has different exchange privileges. Sales personnel of broker-dealers distributing the Trust's shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B shares.

The alternative purchase arrangement permits investors to choose the method of purchasing shares that is more beneficial to them. The amount of purchase and the length of time the investor expects to hold the shares will be factors in determining the best sales charge option, Investors should consider, over the time they expect to maintain their investment, whether the accumulated distribution and service fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares, and to what extent such differential would be offset by the expected higher yield of Class A shares. Class A shares will normally be more beneficial if the investor qualifies for reduced sales charges as described in the Prospectus.

REDEMPTIONS

The redemption price of the Institutional shares is the net asset value of each Institutional share. Class A shares will be redeemed at a price equal to the net asset value of such Class A shares. Shareholders may at any time redeem all or a portion of their Class A shares at net asset value without charge. Class B shares will be redeemed at a price equal to the net asset value of such Class B shares less the applicable contingent deferred sales charge, if any, described in the Prospectus. The investor's price for redemption will be determined by the net asset value of the applicable Portfolio's shares next determined following the receipt of a request to redeem such shares.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Portfolio's for any period during which the New York Stock Exchange, the Administrator, the Distributor, the Adviser or the Custodian is not open for business.

DETERMINATION OF NET ASSET VALUE

In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Portfolio is determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day for the Portfolios. The net asset values per share of the Institutional, Class A and Class B classes of the Portfolios will differ because of different expenses attributable to each class. The income or loss and the expenses common to the classes of a Portfolio are allocated to each class on the basis of the net assets of each class of a Portfolio, calculated as of the close of business on the previous business day of the Portfolio in relation to the total net assets in the Portfolio as of such date. In addition to certain common expenses which are allocated the classes of a Portfolio, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) allocated to the class from the assets allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

A Portfolio's securities are valued by the Administrator pursuant to valuations provided by an independent pricing service. Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the most recently quoted bid price. Debt and fixed income investments may be priced by independent, third-party pricing agents. Those third-party pricing agents may use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates fair market value.

Because net asset value per share of each Portfolio is determined only on business days of the Portfolio, the net asset value per share of a Portfolio may be significantly affected on days when an investor can not exchange or redeem shares of the Portfolio.


TAXES

The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

QUALIFICATION AS A RIC

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to Shareholders.

In order to qualify for treatment as an RIC under Subchapter M of the Code, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities), and other income derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. (The requirements described in clauses (ii) and (iii) will collectively be referred to in the following discussion as the "Asset Diversification Requirement".)

Income derived by a RIC from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a RIC in the same manner as realized by the partnership or trust.

FEDERAL INCOME TAX CONSEQUENCES OF PORTFOLIO DISTRIBUTIONS

Although the Portfolios are not required by the Distribution Requirement to distribute long-term capital gains, the Portfolios intend to distribute any net realized long-term capital gains annually. The aggregate amount of distributions designated by a Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net capital loss or net long-term loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Trust to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

In the case of corporate shareholders (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics), distributions (other than capital gain dividends) of a RIC for any taxable year generally qualify for the 70% dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such RIC for the year (other than for purposes of special taxes such as the accumulated earnings tax and personal holding company tax). Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less during the 90-day period beginning on the day which is 45 days before the date on which the stock becomes ex-dividend (during the 180-day period beginning on the date which is 90 days before such date, in the case of certain preferred stock); provided, however, that such holding period shall be reduced for any period during which the Portfolio has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Portfolio, or (2) by application of Code Section 246(b), which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). The Trust will designate the portion, if any, of the distribution made by a Portfolio that qualifies for the dividends-received deduction in a written notice mailed by the Portfolio to shareholders not later than 60 days after the close of the Portfolio's taxable year. Only the Equity Fund and the Balanced Fund are expected to have any portion of their dividends so designated.



Investors should note that changes made to the Code by the Taxpayer Relief Act of 1997 have increased the tax rate distinctions between capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is now 39.6%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status), provisions phasing out personal exemptions and limiting itemized deductions may cause the actual marginal rate to exceed 39.6%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is 20% if the property sold has been held for more than one year. Accordingly, long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000 and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15,000,000 and $18,333,333).


Corporate as well as non-corporate taxpayers may be liable for alternative minimum tax, which is imposed at the maximum rate of 28% in the case of non-corporate taxpayers and 20% in the case of corporate taxpayers of "alternative minimum taxable income" (less an applicable "exemption amount") in lieu of the regular corporate or non-corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for regular corporate income tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt-interest dividends (other than exempt-interest dividends derived from certain private activity bonds, as explained below) and to utilize the 70% dividends-received deduction at the first level of computation, the Code requires (as a second computational step) that corporate "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income." In determining their "adjusted current earnings," corporate shareholders must take into account (1) all exempt-interest dividends and (2) the full amount of all dividends from a Portfolio that are treated as "qualifying dividends" for purposes of the dividends-received deduction. As much as 75% of any exempt-interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. However, certain small corporations are wholly exempt from the alternative minimum tax.


If for any taxable year any Portfolio does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on municipal securities in the case of the Municipal Bond Fund, the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends-received deduction in the case of corporate shareholders.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL BOND FUND, SHORT TERM MUNICIPAL BOND FUND AND IDAHO MUNICIPAL BOND FUND


Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gains and realized market discounts) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's total assets consists of obligations the interest on which is excludable from gross income, that Portfolio may distribute its net tax-exempt interest income as "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences described below.


Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of a Portfolio to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.


Each of these Portfolios is designed to provide investors with current tax-exempt interest income in the form of exempt-interest dividends. Investors in these Portfolios should note, however, that taxpayers are required to report the receipt of tax-exempt interest and exempt-interest dividends in their Federal income tax returns. Furthermore, any dividends paid out of net short-term capital gains and realized market discount or out of any income realized by a Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of a Portfolio also will not qualify for the corporate dividends-received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.



Although the Portfolios generally do not expect to receive net investment income other than interest on municipal securities, up to 20% of the net assets of each Portfolio may be invested in securities that do not pay tax-exempt interest. Any taxable income recognized by the Portfolios will be distributed and taxed to their shareholders in accordance with the rules described in the Prospectus with respect to the other Portfolios of the Trust.



Investors should also note that in two circumstances exempt-interest dividends, while exempt from regular Federal income tax, are subject to alternative minimum tax at a maximum rate of 28%, in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers (other than certain small corporations exempt from the alternative minimum tax). First, tax-exempt interest and exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum tax liability. The Municipal Bond Fund and the Short Term Municipal Bond Fund may invest in such private activity bonds if consistent with the credit quality standards and other investment policies of those Portfolios. Although it does not currently intend to do so, the Idaho Municipal Bond Fund may invest up to 100% of its net assets in such private activity bonds. Secondly (as discussed above), tax-exempt interest and exempt-interest dividends derived from all municipal securities must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes and may as a consequence be subject to tax at an effective rate of 15%.


The Portfolios will report annually to shareholders the percentages of their net investment income which are exempt from the regular federal income tax, which constitute items of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable. In addition, the Idaho Municipal Bond Fund will report annually to shareholders the percentages of its net investment income which are exempt from Idaho corporate and personal income tax (discussed below). The Portfolios will apply such percentages uniformly to all distributions declared from net investment income during each report year. These percentages may differ significantly from the actual percentages for any particular day.

An investment in the Municipal Bond Fund, the Short Term Municipal Bond Fund or the Idaho Municipal Bond Fund is not intended to constitute a balanced investment program. Shares of those Portfolios would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts generally qualify for deferral of taxes on income or gains and, therefore, not only would not gain any additional benefit from the dividends of those Portfolios being tax-exempt, but also such dividends would be taxable when distributed to the beneficiary.

Receipt of exempt-interest dividends may also result in collateral Federal income tax consequences to certain taxpayers, including S corporations, financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

The Portfolios may also not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (1) whose gross revenues derived with respect to the facilities financed by the issuance of the bonds are more than 5% of the total revenue derived by all users of such facilities, (2) who occupies more than 5% of the entire usable area of such facilities, or (3) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

Each of the Portfolios reserves the right to acquire standby commitments with respect to municipal securities held in its portfolio and will treat any interest received on municipal securities subject to such standby commitments as tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for Federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Portfolios will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolios is not deductible for income tax purposes if (as expected) the Portfolios distribute exempt-interest dividends during the shareholder's taxable year. Any dividends that were declared in October, November or December and payable to shareholders of record on a specified date in any of these three months could be treated as received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January.


SPECIAL CONSIDERATIONS RELATING TO THE EQUITY FUND, BALANCED FUND, INTERMEDIATE TERM BOND FUND AND SHORT TERM BOND FUND

Each Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gains and realized market discounts) and net capital gains to shareholders.

Dividends from a Portfolio's investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits. Dividends paid by a Portfolio to corporate shareholders may qualify for the deduction for dividends received by corporations to the extent of the dividends received by the Portfolio from domestic corporations. However, the full amount of such dividends will be taken into account in determining liability (if any) for corporate alternative minimum tax. Distributions of net capital gains do not qualify for the corporate dividends received deduction and are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.


The sale, exchange or redemption of Portfolio shares is a taxable transaction to the shareholder.

SPECIAL TAX CONSIDERATIONS RELATING TO THE EQUITY FUND AND THE BALANCED FUND

The following discussion relates to the particular Federal income tax consequences of the investment policies of the Equity Fund and the Balanced Fund. The ability of these Portfolios to engage in options and short sale activities will be somewhat limited by the requirements for their continued qualification as RICs under the Code, in particular the Distribution Requirement and the Asset Diversification Requirement.

The options transactions that the Equity Fund and Balanced Fund enter into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolios for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Portfolios must make in order to avoid Federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Portfolios may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolios of holding straddle positions may be further affected by various annual and transactional elections provided under the Code and Treasury regulations that the Portfolios may make.

Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Equity Fund and Balanced Fund of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions.

The writer of a covered call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale.

For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, the Equity Fund and Balanced Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail their writing of covered call options in order to stay within the limits of the Asset Diversification Requirement.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

The Code imposes a non-deductible 4% excise tax on RICs that do not distribute with respect to each calendar year an amount equal to 98 percent of their ordinary income for the calendar year plus 98 percent of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, none of the Portfolios anticipates incurring any liability for this excise tax.

Investors should be aware that any loss realized on a sale of shares of a Portfolio will be disallowed to the extent an investor repurchases shares of the same Portfolio within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Portfolio in the form of shares within the 61-day period would be treated as a purchase for this purpose.

A shareholder will recognize gain or loss upon an exchange of shares of a Portfolio for shares of another Portfolio upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of shares exchanged for shares of another Portfolio for the purpose of determining gain or loss on the exchange, where the shares exchanged have been held 90 days or less. The sales charge that was imposed on the exchanged shares will instead increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another
Portfolio within 90 days after the first exchange).

The Portfolios will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends (other than exempt-interest dividends) paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that he is not subject to backup withholding or that he is an "exempt recipient."

The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

STATE AND LOCAL TAX CONSIDERATIONS

Exempt-interest dividends that are paid by the Idaho Municipal Bond Fund will not be subject to Idaho corporate and personal income taxes to the extent that they are attributable to interest earned on municipal securities that is exempt from Idaho state income taxes in the opinion of bond counsel for their issuers.

Although each Portfolio expects to qualify as a RIC and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


PORTFOLIO TRANSACTIONS

The Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute portfolio transactions. In placing orders, it is the policy of each Portfolio to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commissions available. A Portfolio will not purchase securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Portfolios may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the Investment Company Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. The Portfolios may also execute brokerage or other agency transactions with affiliates of the Adviser in compliance with those provisions.

Commissions paid to the Distributor by the Trust for exchange transactions may not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

It is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Adviser in the servicing of its other accounts and not all such services may be used by the Adviser in connection with the Portfolios. If in the judgment of the Adviser the Portfolios, or other accounts managed by the Adviser, will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

For the fiscal years ended January 31, 2000, January 31, 1999, January 31, 1998, the following Portfolios paid brokerage commissions in the following amounts.

                                     2000                     1999                    1998
                                     ----                     ----                    ----
 Equity Fund                       $179,214                 $451,932                $152,647
Balanced Fund                        65,041                  242,130                  88,559

The Adviser allocated certain of the Equity Fund's and the Balanced Fund's brokerage transactions to certain broker-dealers that provided the Adviser with certain research, statistical and other information. For the fiscal year ended January 31, 2000, such transactions amounts and related brokerage commissions were:


                           Transactions Amounts        Related Brokerage Commissions
                           --------------------        -----------------------------
 Equity Fund                        $96,303,947                              $99,776
                           --------------------        -----------------------------
 Balanced Fund                       38,327,683                               37,254
                           --------------------        -----------------------------


The following Portfolios paid brokerage commissions directed by SEI Investments to Pershing, a broker affiliated with the Administrator and Distributor, during the Trust's fiscal years ended January 31, 2000 and January 31, 1999.

                                         2000                1999
                                         ----                ----
 Equity Fund                           $14,003             $29,296
 Balanced Fund                           6,459              14,107

For the fiscal year ended January 31, 2000, 7.8% of the brokerage commissions paid by the Equity Fund, and 9.9% of the brokerage commissions paid by the Balanced Fund, were paid to the affiliated broker. During that same period 7.3% of the Equity Fund's transactions and 8.4% of the Balanced Fund's transactions were effected through the affiliated broker.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2000, the following Portfolios held the securities described below.

                                                                          Value
                                                                          -----
Intermediate Term Bond Fund                   Lehman Bros. Debt      $5,052,000
Short-Term Bond Fund                          Morgan Stanley Debt    $1,006,000


LIMITATION OF TRUSTEE'S LIABILITY

The Trust Agreement provides indemnities and waivers of liability to Trustees based on certain actions or failures to act while serving as a Trustee. Insurance has also been obtained by the Trust on behalf of the Trustees to cover losses arising from certain errors or omissions of a Trustee.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS OF SECURITIES

EQUITY FUND

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Institutional, Class A and Class B shares of the Equity Fund as of May 4, 2000, and the amount of the outstanding shares held of record by such holders are set forth below. The Company has no knowledge of whether all or any portion of the shares owned are also owned beneficially.

                                                          PERCENT                          PERCENT OWNED
NAME AND ADDRESS                                          OWNED OF                         OF RECORD AND
OF RECORD OWNER                                         RECORD ONLY                         BENEFICIALLY
---------------                                         -----------                         ------------
INSTITUTIONAL CLASS SHARES


                                      S-52

First Security Corporation                                 69.69%                               0%
Trust Groups - Cash Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Corporation                                 16.79%                               0%
Trust Groups - Reinvest Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Bank N.A. TR                                11.75%                               0%
For the First Security Incentive
Savings Plan
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

RETAIL CLASS A SHARES
BHC Securities Inc.                                        76.39%                               0%
Trade House Acct.
One Commerce Square
2005 Market Street
Philadelphia, PA  19103-7042

RETAIL CLASS B SHARES

Fiserv Securities Inc.                                      7.32%                               0%
FAO 18915437
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19105-7084

BALANCED FUND

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Institutional, Class A and Class B shares of the Balanced Fund as of May 4, 2000, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below. The Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                          PERCENT                           PERCENT OWNED
NAME AND ADDRESS                                         OWNED OF                           OF RECORD AND
OF RECORD OWNER                                         RECORD ONLY                         BENEFICIALLY
---------------                                         -----------                         ------------
INSTITUTIONAL CLASS SHARES

First Security Corporation                                 69.64%                                  0%
Trust Groups-Reinvest Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Bank N.A. TR                                28.28%                                  0%
For the First Security Incentive
Savings Plan
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

RETAIL CLASS A SHARES

BHC Securities Inc.                                        79.74%                                  0%
Trade House Acct.
One Commerce Square
2005 Market Street
Philadelphia, PA  19103-7042

RETAIL CLASS B SHARES

Fiserv Securities Inc.                                      5.16%                                  0%
FAO 18939711
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

INTERMEDIATE TERM BOND FUND

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Institutional and Class A shares of the Intermediate Term Bond Fund as of May 4, 2000, and the amount of the outstanding shares held of record by such holders are set forth below. The Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                          PERCENT                           PERCENT OWNED
NAME AND ADDRESS                                          OWNED OF                          OF RECORD AND
OF RECORD OWNER                                         RECORD ONLY                         BENEFICIALLY
---------------                                         -----------                         ------------
INSTITUTIONAL CLASS SHARES

First Security Corporation                                84.05%                                  0%
Trust Groups-Cash Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Corporation                                15.52%                                  0%
Trust Groups - Reinvest Account
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

RETAIL CLASS A SHARES

BHC Securities Inc.                                       75.12%                                  0%
Trade House Acct.
One Commerce Square
2005 Market Street
Philadelphia, PA  19103-7042

Marcella Dupler Henkels                                    9.72%                                  0%
7540 NE Pettibone Drive
Corvallis, OR  97330-9641

Keith W. Slater & Gwen S. Rhodes & Myrl L.                 6.19%                                  0%
Slater TR
U/A 01/12/1981
Nevada W. Slater Trust
4554 S. 2350 W.
Roy, UT 84067-1964

SHORT TERM BOND FUND

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Institutional and Class A shares of Short Term as of May 4, 2000, and the amount of the outstanding shares held of record by such holders are set forth below. The Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                          PERCENT                           PERCENT OWNED
NAME AND ADDRESS                                          OWNED OF                          OF RECORD AND
OF RECORD OWNER                                         RECORD ONLY                         BENEFICIALLY
---------------                                         -----------                         ------------
INSTITUTIONAL CLASS SHARES

First Security Corporation                                 34.22%                                  0%
Trust Groups-Cash Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Corporation                                 31.46%                                  0%
Trust Groups-Reinvest Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Bank N.A. TR                                31.60%                                  0%
For the First Security Incentive
Savings Plan
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

RETAIL CLASS A SHARES

BHC Securities Inc.                                        29.43%                                  0%
Trade House Acct.
One Commerce Square
2005 Market Street
Philadelphia, PA  19103-7042


                                      S-57

Keith W. Slater & Gwen S. Rhodes & Myrl L.                 22.17%                                  0%
Slater TR
U/A 01/12/1981
Nevada W. Slater Trust
4554 S. 2350 W.
Roy, UT 84067-1964


                                      S-58

Honey J. Larson                                                          23.95%                                  0%
1798 Millbrook Road
Salt Lake City, UT 84106-3227

Marilee A. Kohtz                                                         20.15%                                  0%
3614 Wilson Lane
Nampa, ID 83686-8665

MUNICIPAL BOND FUND

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Institutional, Class A and Class B shares of the Municipal Bond Fund as of May 4, 2000, and the amount of the outstanding shares held of record by such holders are set forth below. The Company has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

                                                           PERCENT                           PERCENT OWNED
NAME AND ADDRESS                                           OWNED OF                          OF RECORD AND
OF RECORD OWNER                                          RECORD ONLY                         BENEFICIALLY
---------------                                          -----------                         ------------
INSTITUTIONAL CLASS SHARES

First Security Corporation                                  94.55%                                  0%
Trust Groups-Cash Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

First Security Corporation                                   5.45%                                  0%
Trust Groups-Reinvest Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT   84125-0297

RETAIL CLASS A SHARES

BHC Securities Inc.                                         99.96%                                  0%
Trade House Acct.
One Commerce Square
2005 Market Street
Philadelphia, PA  19103-7042


                                      S-59

RETAIL CLASS B SHARES

Fiserv Securities, Inc.                                      7.23%                                  0%
FAO 18279705
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Fiserv Securities, Inc.                                      7.83%                                  0%
FAO 18279885
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Fiserv Securities, Inc.                                     11.29%                                  0%
FAO 18117949
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Fiserv Securities, Inc.                                      6.98%                                  0%
FAO 18360866
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Fiserv Securities, Inc.                                      9.09%                                  0%
FAO 18050840
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Fiserv Securities, Inc.                                     18.21%                                  0%
FAO 18477687
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084


                                      S-60

Fiserv Securities, Inc.                                      7.68%                                  0%
FAO 18486470
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

IDAHO MUNICIPAL BOND FUND

         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding Institutional, Class A and Class B shares of the Idaho Municipal Bond Fund as of May 4, 2000, and the amount of the outstanding shares held of record by such holders are set forth below. The Company has no knowledge of whether all or any portion of the shares owed of record are also owned beneficially.

                                                         PERCENT                           PERCENT OWNED
NAME AND ADDRESS                                         OWNED OF                          OF RECORD AND
OF RECORD OWNER                                        RECORD ONLY                         BENEFICIALLY
---------------                                        -----------                         ------------
INSTITUTIONAL CLASS SHARES

First Security Corporation                               98.97%                                  0%
Trust Groups-Cash Account
First Security Bank of Utah N.A.
Trust Securities Admin. Dept.
P.O. Box 25297
Salt Lake City, UT  84125-0297

RETAIL CLASS A SHARES

BHC Securities Inc.                                      93.75%                                  0%
Trade House Acct.
Attn:  Mutual Funds
One Commerce Square
2005 Market Street
Philadelphia, PA  19103-7042

RETAIL CLASS B SHARES

Fiserv Securities, Inc.                                  20.68%                                  0%
FAO 18432161
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103-7084


                                      S-61

Fiserv Securities, Inc.                                   6.35%                                  0%
FAO 18042685
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103-7084

Fiserv Securities, Inc.                                  11.29%                                  0%
FAO 18209519
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103-7084

Fiserv Securities, Inc.                                  10.70%                                  0%
FAO 18513647
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103-7084

Fiserv Securities, Inc.                                   5.34%                                  0%
FAO 18316251
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103-7084

THE TRANSFER AGENT

DST Systems, Inc., P.O. Box 419448, Kansas City, Missouri 64141-6448 (the "Transfer Agent") acts as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.


COUNSEL TO THE TRUST

Ballard Spahr Andrews & Ingersoll, L.L.P. serves as counsel to the Trust.


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP serves as independent accountants of the Trust.

CUSTODIAN

First Union Corporation, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, PA 19101 (the "Custodian"), acts as custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


FINANCIAL STATEMENTS

Audited financial statements of the Trust for the fiscal year ended January 31, 2000 and the Independent Auditors' Report of Deloitte & Touche LLP dated March 5, 2000 are contained in the Trust's Annual Report to Shareholders for its fiscal year ended January 31, 2000 and are incorporated in this Statement of Additional Information by reference. A copy of the Trust's Annual Report to Shareholders shall be provided along with this Statement of Additional Information to each person to whom the Statement of Additional Information is sent, unless such person then holds securities issued by the Trust, in which case a copy of the Trust's Annual Report to Shareholders will be furnished to such person without charge upon request made to SEI Investments Distribution Co., by written request addressed to Oaks, PA 19456 or by calling 1-800-472-0577.

APPENDIX A - PERMITTED INVESTMENTS

A Portfolio may make the following investments if, and to the extent, such investments are covered by the Portfolio's investment policies described in the Prospectus or this Statement of Additional Information.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipts and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debts.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods.
Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

COVERED CALL OPTIONS -- A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. In a covered call option, the writer of the option owns a sufficient amount of the underlying security to "cover" the option. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial sale of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is simply the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

EQUITY INDEX MUTUAL FUNDS - Equity index mutual funds are open-end investment companies that structure their securities investments so that the performance of the portfolio approximates the performance of a target equity securities index.

EQUITY SECURITIES - Equity securities include common stock, preferred stock and other securities that are convertible to or grant the right to acquire common stock or preferred stock.

FIXED INCOME SECURITIES - Fixed income securities are debt obligations bearing a specified rate of interest during their term that are issued by the United States government and its agencies and instrumentalities, corporations, municipalities and other borrowers.

ILLIQUID INVESTMENTS -- Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued. The Municipal Bond Fund, Short Term Municipal Bond Fund and Idaho Municipal Bond Fund are permitted to invest in illiquid securities. Under the supervision of the Trustees, the Adviser, determines the liquidity of each Portfolio's investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features); (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment); and (6) general credit quality. Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over the counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Adviser may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, a Portfolio were in a position where more than 15% of its assets were invested in illiquid securities it would seek to take appropriate steps to protect liquidity.

MONEY MARKET FUNDS - Money market funds are open-end investment companies that are continuously engaged in the issuance of shares. In connection with management of their daily cash positions, a Portfolio may invest in money market fund shares having investment objectives and policies consistent with those of the Portfolio. Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if the issuer has outstanding obligations of comparable priority and security that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold up to 25% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

MUNICIPAL SECURITIES - Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, mass transportation, schools, streets and water and sewer works, the refunding of outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. Private activity bonds are bonds that are issued by municipalities, the proceeds of which are used in an activity considered a nonessential government function under the Internal Revenue Code, which may include activities such as construction and operation of airports, convention centers, auditoriums, hospitals and mass commuting facilities. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

RECEIPTS - Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount accretes over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

STANDBY COMMITMENTS - Securities subject to standby commitments permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment may be sold at any time at the current market price. However, unless the standby commitment was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolios will limit standby commitment transactions to institutions believed to present minimal credit risk.

U.S. GOVERNMENT AGENCIES - U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Portfolio's shares.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Collateralized Mortgage Obligations ("CMOs") are a type of mortgage-backed security. CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche", is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

YANKEE BONDS -- Yankee Bonds are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A. These instruments consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee Bonds selected for a Portfolio will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the custodian a separate account with liquid, high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, it may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

APPENDIX B - RATINGS

DESCRIPTION OF CORPORATE AND MUNICIPAL BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issuers rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the two highest quality ratings on the basis of relative repayment capacity.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         Source of Payment (the more dependent the issue is on the market for its refinancing the more likely it will be treated as a note).

The note rating symbol SP-1 reflects very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) description.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

                            PART C. OTHER INFORMATION

Item 23.     Exhibits

                  Exhibit
                  Number                  Description*
                  -------                 ------------
                  a(1)   -     Amended and Restated Master Trust Agreement dated
                               October 7, 1994 was filed as Exhibit 1(a) to
                               Post-Effective Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  a(2)   -     Amendment No. 1 to Amended and Restated Master
                               Trust Agreement dated December 1, 1994 was filed as Exhibit 1(b) to Post-Effective Amendment No.
                               8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on
                               May 30, 1996, and is hereby incorporated by reference.

                  a(3)   -     Certificate of Designation of Shares dated
                               February 6, 1998, was filed electronically as
                               Exhibit 1(c) to Post Effective Amendment No. 14 on May 29, 1998, and is hereby incorporated by reference.

                  b      -     By-Laws were filed as Exhibit No. 2 to
                               Registration Statement on December 19, 1988, were filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and are hereby incorporated by reference.

                  c      -     Not Applicable.

                  d(1)   -     Investment Advisory Agreement dated February 1,
                               1989 between Registrant and First Security
                               Investment Management, Inc. was filed as Exhibit
                               No. 5 to Post-Effective Amendment No. 1 on August
                               30, 1989, was filed electronically as an

-------------------------
     * As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-26205, and the term "Post-Effective Amendment" refers to a post-effective amendment to the Registration Statement.

                               Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  d(2)   -     First Amendment to Investment Advisory Agreement
                               dated December 27, 1994 between Registrant and
                               First Security Investment Management, Inc. was filed as Exhibit 5(b) to Post-Effective Amendment
                               No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  d(3)   -     Second Amendment to Investment Advisory Agreement
                               between Registrant and First Security Investment
                               Management was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on March 31,
                               1997, and is hereby incorporated by reference.

                  e(1)   -     Distribution Agreement dated December 27, 1994
                               between Registrant and SEI Investments
                               Distribution Co. was filed as Exhibit 6 to Post-Effective Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  e(2)   -     Distribution and Services Agreement dated
                               February 6, 1998 between Registrant and SEI
                               Investments Distribution Co. relating to Class B
                               Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 2,
                               1998, and is hereby incorporated by reference.

                  f      -     Not Applicable.

                  g      -     Custodian Agreement dated December 27, 1994
                               between Registrant and CoreStates Bank, N.A. was filed as Exhibit 8 to Post-Effective Amendment
                               No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  h(1)   -     Transfer Agency Agreement dated December 27,
                               1994 between Registrant and Supervised Service
                               Company was filed as Exhibit 9(a) to
                               Post-Effective Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective

                               Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  h(2)   -     Consent of the Registrant to the Assignment of
                               the Transfer Agency Agreement between Registrant and Supervised Service Company to DST Systems,
                               Inc. was filed as Exhibit 9(b) to Post-Effective
                               Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective
                               Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  h(3)   -     Administration Agreement dated December 27, 1994
                               between Registrant and SEI Financial Management
                               Corporation was filed as Exhibit 9(c) to Post-Effective Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  h(4)   -     Credit Agreement dated as of October 11, 1995
                               between Registrant and Morgan Guaranty Trust
                               Company was filed as Exhibit 9(d) to
                               Post-Effective Amendment No. 10 on October 13,
                               1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30,
                               1996, and is hereby incorporated by reference.

                  h(5)   -     Amendment to Agreement dated as of October 10,
                               1996 between Registrant and Morgan Guaranty Trust
                               Company was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on March 31,
                               1997, and is hereby incorporated by  reference.

                  h(6)   -     Amendment Agreement dated as of October 9, 1997
                               between Registrant and Morgan Guaranty Trust
                               Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on March 2, 1998, and is hereby incorporated by reference.

                  h(7)   -     Amendment Agreement dated as of March 30, 1998
                               between Registrant and Morgan Guaranty Trust
                               Company was filed electronically as Exhibit 9(g) to Post-Effective Amendment No. 14 on May 29,
                               1998, and is hereby incorporated by reference.

                  h(8)   -     Amendment Agreement dated as of October 7, 1998
                               between Registrant and Morgan Guaranty Trust
                               Company was filed electronically as an Exhibit to Post-Effective Amendment No. 15 on March 31,
                               1999, and is hereby incorporated by reference.

                  h(9)   -     Amendment Agreement dated as of April 6, 2000
                               between Registrant and Morgan Guaranty Trust
                               Company is filed electronically herewith.

                  i(1)   -     Opinion of Counsel was filed as Exhibit No. 10
                               to Pre-Effective Amendment No. 1 on February 6,
                               1989, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  i(2)   -     Opinion of Ballard Spahr Andrews & Ingersoll, LLP
                               dated March 2, 1998 was filed electronically as
                               Exhibit 10(b) to Post-Effective Amendment No. 13 on March 2, 1998, and is hereby incorporated by reference.

                  j(1)   -     Consent of Ballard Spahr Andrews & Ingersoll,
                               LLP is filed herewith electronically.

                  j(2)   -     Consent of Deloitte & Touche LLP is filed
                               herewith electronically.

                  j(3)   -     Powers of Attorney were filed
                               electronically as Exhibit j(3) to Post-Effective
                               Amendment No. 16 on May 28, 1999, and are hereby incorporated by reference.

                  (k)    -     Not Applicable.

                  (l)    -     Share Purchase Agreement dated December 14, 1994
                               between Registrant and SEI Financial Management
                               Corporation was filed as Exhibit 13 to
                               Post-Effective Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  m(1)   -     Rule 12b-1 Plan with respect to Retail Class A
                               Shares between Registrant and SEI Investments
                               Distribution Co. was filed as Exhibit 15 to Post-Effective Amendment No. 8 on May 31, 1995, was filed electronically as an Exhibit to Post-Effective

                               Amendment No. 11 on May 30, 1996, and is hereby incorporated by reference.

                  m(2)   -     Distribution Plan with respect to Retail Class B
                               Shares between Registrant and SEI Investments
                               Distribution Co. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on
                               March 2, 1998, and is hereby incorporated by reference.




                  o      -     Rule 18f-3 Multiple Class Plan dated August 4,
                               1995, as amended February 6, 1998, was filed electronically as an Exhibit to Post-Effective
                               Amendment No. 13 on March 2, 1998, and is hereby incorporated by reference.


                  p(1)   -     Code of Ethics for the Registrant dated
                               February 3, 2000 is filed herewith.



                  p(2)   -     Code of Ethics for First Security Investment
                               Management, Inc. dated August 9, 1999 is filed herewith.



                  p(3)   -     Code of Ethics for SEI Investments Distribution
                               Co. dated April, 2000 is filed herewith.


Item 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

             Not Applicable.

Item 25.     INDEMNIFICATION

             Under Section 6.4 of the Registrant's Amended and Restated Master Trust Agreement, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Amended and Restated Master Trust Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Amended and Restated Master Trust Agreement, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Amended and Restated Master Trust Agreement and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Amended and Restated Master Trust Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


                                                 Principal Occupation or
                                                 Other Employment of a
                           Position with         Substantial Nature During
Name                       Adviser               The Past Two Years
----                       -------------         -------------------------

Sterling K. Jenson         President and         President, First Security
                           CEO                   Investment Management, Inc.

                                                 Principal Occupation or
                                                 Other Employment of a
                           Position with         Substantial Nature During
Name                       Adviser               The Past Two Years
----                       -------------         -------------------------

A. Robert Thorup           Secretary             Shareholder & Director, Ray,
                                                 Quinney & Nebeker, P.C. (law
                                                 firm); Secretary and General
                                                 Counsel, First Security
                                                 Investment Services (retail
                                                 securities brokerage);
                                                 President, ICHA Management
                                                 Corporation (hotel ownership
                                                 and management); General
                                                 Partner, Ken Rey Associates,
                                                 Ltd., (private investment
                                                 partnership); Secretary and
                                                 Trustee, East High School
                                                 Foundation; Vice President and
                                                 Director, Toma Corporation
                                                 (real property development);
                                                 Director, Utah Medical
                                                 Association Financial Insurance
                                                 Services, Inc. (non-profit
                                                 service company).


Mark L. Anderson           Senior Vice President Senior Vice President and
                                                 Senior Portfolio Manager,
                                                 First Security Management, Inc.


John B. Tousley            Vice President        Vice President and Senior
                                                 Portfolio Manager, First
                                                 Security Investment
                                                 Management, Inc.


Item 27.     PRINCIPAL UNDERWRITER.

             (a) The Registrant's distributor, SEI Investments Distribution Co. ("SIDCO") acts as distributor for the following funds pursuant to distribution agreements dated as of the date shown:

       SEI Daily Income Trust                         July 15, 1982
       SEI Liquid Asset Trust                         November 29, 1982
       SEI Tax Exempt Trust                           December 3, 1982
       SEI Index Funds                                July 10, 1985
       SEI Institutional Managed Trust                January 22, 1987
       SEI Institutional International Trust          August 30, 1988
       The Advisors' Inner Circle Fund                November 14, 1991
       The Pillar Funds                               February 28, 1992
       CUFUND                                         May 1, 1992
       STI Classic Funds                              May 29, 1992
       First American Funds, Inc.                     November 1, 1992
       First American Investment Funds, Inc.          November 1, 1992

       The Arbor Fund                                 January 28, 1993
       Boston 1784 Funds                              June 1, 1993
       The PBHG Funds, Inc.                           July 16, 1993
       The Achievement Funds Trust                    December 27, 1994
       Bishop Street Funds                            January 27, 1995
       STI Classic Variable Trust                     August 18, 1995
       ARK Funds                                      November 1, 1995
       Huntington Funds                               January 11, 1996
       SEI Asset Allocation Trust                     April 1, 1996
       TIP Funds                                      April 28, 1996
       SEI Institutional Investments Trust            June 14, 1996
       First American Strategy Funds, Inc.            October 1, 1996
       HighMark Funds                                 February 18, 1997
       Armada Funds                                   March 8, 1997
       PBHG Insurance Series Fund, Inc.               April 1, 1997
       The Expedition Funds                           June 9, 1997
       Alpha Select Funds                             January 1, 1998
       Oak Associates Funds                           February 27, 1998
       The Nevis Fund, Inc.                           June 29, 1998
       The Parkstone Group of Funds                   September 14, 1998
       CNI Charter Funds                              April 1, 1999
       The Armada Advantage Fund                      May 1, 1999
       Amerindo Funds, Inc.                           July 13, 1999
       Huntington VA Funds                            October 15, 1999
       Friends Ivory Funds                            December 16, 1999
       SEI Insurance Products Trust                   March 29, 2000

             SIDCO provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("Market Link").

             (b) The following are the directors and officers of SIDCO. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                         Position and                Positions and
                         Offices with                Offices with
Name                     Underwriter                 Registrant
----                     -----------                 ----------

Alfred P. West, Jr.      Director, Chairman of the      --
                         Board of Directors

Richard B. Lieb          Director,                      --
                         Executive Vice President

Carmen V. Romeo          Director                       --

Mark J. Held             President & Chief Operating    --
                         Officer

Gilbert L. Beebower      Executive Vice President       --

Dennis J. McGonigle      Executive Vice President       --

Robert M. Silvestri      Chief Financial Officer &      --
                         Treasurer

Leo J. Dolan, Jr.        Senior Vice President          --

Carl A. Guarino          Senior Vice President          --

Jack May                 Senior Vice President          --

Hartland J. McKeown      Senior Vice President          --

Kevin P. Robins          Senior Vice President &        --
                         General Counsel

Patrick K. Walsh         Senior Vice President          --

Timothy D. Barto         Vice President &            Vice President &
                         Assistant Secretary         Assistant Secretary

Robert Crudup            Vice President & Managing      --
                         Director

Richard A. Deak          Vice President &               --
                         Assistant Secretary

Barbara Doyne            Vice President                 --

Jeff Drennen             Vice President                 --

                         Position and                Positions and
                         Offices with                Offices with
Name                     Underwriter                 Registrant
----                     -----------                 ----------

James R. Foggo           Vice President &            Vice President &
                                                     Secretary

Victor Galef             Vice President & Managing      --
                         Director

Kim Kirk                 Vice President & Managing      --
                         Director

Christine M. McCollough  Vice President &            Vice President &
                         Assistant Secretary         Assistant Secretary

Carolyn McLaurin         Vice President & Managing      --
                         Director

John Krzeminski          Vice President & Managing      --
                         Director

Jeff Jacobs              Vice President                 --

Wayne M. Withrow         Vice President & Managing      --
                         Director

Robert Aller             Vice President                 --

Todd Cipperman           Vice President & General    Vice President &
                         Counsel                     Assistant Secretary

Kathy Heilig             Vice President                 --

Samuel King              Vice President                 --

Mark Nagle               Vice President                 --

Joanne Nelson            Vice President                 --

Cynthia M. Parrish       Vice President & Assistant     --
                         Secretary

Rob Redican              Vice President                 --

Maria Rinehart           Vice President                 --

Steve Smith              Vice President                 --

Kathryn L. Stanton       Vice President & Assistant     --
                         Secretary

Lori L. White            Vice President & Assistant     --
                         Secretary

Daniel Spaventa          Vice President                 --

S. Courtney E. Collier   Vice President & Assistant     --
                         Secretary

Lydia A. Gavalis         Vice President & Assistant   Vice President &
                         Secretary                    Assistant Secretary

Greg Gettinger           Vice President & Assistant     --
                         Secretary

Lynda J. Striegel        Vice President & Assistant     --
                         Secretary


Item 28.     LOCATION OF ACCOUNTS AND RECORDS.

             All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained:

(a)     With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

First Union National Bank
Broad and Chestnut Streets
P.O. Box 7618
Philadelphia, PA  19101

(b)     With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Mutual Fund Services
Oaks, PA  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

First Security Investment Management, Inc.
61 South Main Street
Salt Lake City, Utah  84111

Item 29.     MANAGEMENT SERVICES.

             Not Applicable.

Item 30.     UNDERTAKINGS.

             Not Applicable.

                                 SIGNATURES

     Pursuant to the requirements of the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 17 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused it to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 30th day of May, 2000.

                                    THE ACHIEVEMENT FUNDS TRUST

                                    By:  /s/ Robert Nesher
                                        --------------------------------
                                         Robert Nesher
                                         President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                      Date
---------                            -----                      ----

            *                        Chairman of the Board      May 30, 2000
----------------------------         and Trustee
Frederick A. Moreton, Jr.

            *                        Trustee                    May 30, 2000
----------------------------
Robert G. Love

            *                        Trustee                    May 30, 2000
----------------------------
Carl S. Minden

            *                        Trustee                    May 30, 2000
----------------------------
August Glissmeyer, Jr.

            *                        Trustee                    May 30, 2000
----------------------------
George L. Denton

            *                        Trustee                    May 30, 2000
----------------------------
James H. Gardner

            *                        Trustee                    May 30, 2000
----------------------------
Blaine Huntsman

            *                        Trustee                    May 30, 2000
----------------------------
Kent H. Murdock

            *                        Trustee                    May 30, 2000
----------------------------
John Rudisill

/s/ Jeffrey Fries                    Treasurer and Principal    May 30, 2000
----------------------------         Financial Officer
Jeffrey Fries


* By: /s/ Robert Nesher
     -----------------------
       Attorney In Fact

                           THE ACHIEVEMENT FUNDS TRUST

                         Post-Effective Amendment No. 17

                                  Exhibit List


h(9)          Amendment Agreement

j(1)          Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)          Consent of Deloitte & Touche LLP

p(1)          Code of Ethics for the Registrant

p(2)          Code of Ethics for First Security Investment Management, Inc.

p(3)          Code of Ethics for SEI Investments Distribution Co.